Contents of the Statement of Additional Information

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

GENERAL INFORMATION AND HISTORY - FPVUL

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

GENERAL INFORMATION AND HISTORY - SPVUL

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

PORTFOLIO COMPANIES UNDER THE CONTRACT

FINANCIALS

NOTES TO FINANCIAL STATEMENTS

Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules

Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Life Unit Trust

December 31, 2022

Statement of Additional Information for American Accumulator — AUL American Individual Variable Life Unit Trust Flexible Premium Variable Adjustable Universal Life Insurance Policy

Statement of Additional Information for

American Accumulator —

AUL American Individual Variable Life

Unit Trust

Flexible Premium Variable Adjustable

Universal Life Insurance Policy

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

AMERICAN ACCUMULATOR

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AUL Flexible Premium Variable Adjustable Universal Life policies dated, May 1, 2016.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

GENERAL INFORMATION & HISTORY - AMERICAN ACCUMULATOR

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. It’s principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

Statement of Additional Information for FPVUL — Flexible Premium Adjustable Variable Universal Life

Statement of Additional Information for

FPVUL —

Flexible Premium

Adjustable Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

GENERAL INFORMATION AND HISTORY - FPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

Statement of Additional Information for SPVUL — Modified Single Premium Variable Universal Life

Statement of Additional Information for

SPVUL —

Modified Single Premium

Variable Universal Life

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST MODIFIED SINGLE PREMIUM VARIABLE LIFE

Sold By

American United Life Insurance Company®

One American Square, P.O. Box 368

Indianapolis, Indiana 46206-0368

1-800-537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Modified Single Premium Variable Life policies, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

GENERAL INFORMATION AND HISTORY - SPVUL

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the “Contracts”) described in the Prospectus and in this statement of Additional Information. Its principal business address is the same as the Depositor’s. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
02-376	Foreign Equity	AB VPS International Growth Portfolio	A
02-377	Foreign Equity	AB VPS International Value Portfolio	A
02-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
02-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
02-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
02-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
02-425	Balanced	American Century VP Income & Growth Fund	I
02-420	Foreign Equity	American Century VP International Fund	I
02-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
02-122	Large Cap Equity	American Century VP Ultra Fund	I
02-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
02-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
02-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
02-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
02-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
02-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
02-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
02-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
02-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
02-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
02-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
02-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
02-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
02-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
02-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
02-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
02-250	Fixed Interest Cash	Fidelity VIP Government Money Market Portfolio	Initial
02-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
02-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
02-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
02-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2

Portfolio Companies under the Contract (continued)

02-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
02-908	Balanced	Franklin Allocation VIP Fund	1
02-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1
02-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
02-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
02-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
02-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
02-815	Specialty	Invesco V.I. Health Care Fund	Series I
02-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
02-827	Foreign Equity	Invesco V.I. International Growth Fund	Series II
02-611	Balanced	Janus Henderson Balanced Portfolio	Service
02-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
02-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
02-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
02-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
02-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
02-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
02-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
02-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
02-CPG	Intermediate Bond	Pioneer Bond VCT Portfolio	I
02-CPF	Large Cap Equity	Pioneer Equity Income VCT Portfolio	I
02-598	Mid Cap Equity	Pioneer Equity Income VCT Portfolio	II
02-596	Large Cap Equity	Pioneer Fund VCT Portfolio	I
02-597	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I
02-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
02-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
02-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
02-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
02-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
02-909	World Stock	Templeton Foreign VIP Fund	2
02-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
02-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
02-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
02-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
02-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Growth Portfolio A Class - 02-376 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 02-378 (1)	Invesco V.I. Health Care Fund Series I Class - 02-815 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
American Century VP Capital Appreciation Fund I Class - 02-410 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
American Century VP Income & Growth Fund I Class - 02-425 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
American Century VP International Fund I Class - 02-420 (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
American Century VP Mid Cap Value Fund II Class - 02-397 (1)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
American Century VP Ultra Fund I Class - 02-122 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
American Funds American High-Income Trust - 16-ZZZ (2)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
American Funds Growth - 16-ZZX (2)	MFS New Discovery Series - 16-ZZ3 (2)
American Funds International Growth and Income - 16-ZZV (2)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	Pioneer Bond VCT Portfolio I Class - 02-CPG (1)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	Pioneer Equity Income VCT Portfolio I Class - 02-CPF (1)
Cboe VEST S&P 500 Buffer Strategy Fund 10 buffer - 16-ZZP (3)	Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)
Cboe VEST S&P 500 Buffer Strategy Fund 20 buffer- 16-ZZO (3)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
DFA Inflation Protected Securities - 16-ZZL (2)	T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
DFA US Targeted Value - 16-ZZJ (2)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163 (1)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	Timothy Plan Conservative Growth Variable - 02-126 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	Timothy Plan Strategic Growth Variable - 02-127 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	Vanguard Capital Growth Portfolio - 16-ZYZ (2)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	Vanguard Diversified Value Portfolio - 16-ZYY (2)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	Vanguard Equity Income Portfolio - 16-ZYX (2)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	Vanguard Equity Index Portfolio - 16-ZYW (2)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Vanguard High Yield Bond Portfolio - 16-ZYU (2)
Fidelity VIP Growth & Income Portfolio - 16-ZZH (2)	Vanguard International Portfolio - 16-ZYT (2)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Vanguard Mid-Cap Index Portfolio - 16-ZYS (2)

2

Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Vanguard Money Market Portfolio - 16-ZYR (2)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ (2)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard Small Company Growth - 16-ZYP (2)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Vanguard Total Bond Market Index Portfolio - 16-ZYO (2)
Fidelity VIP Value Portfolio - 16-ZZE (2)	Vanguard Total International Stock Market Index Portfolio - 16-ZYN (2)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	Vanguard Total Stock Market Index Portfolio - 16-ZYM (2)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)	Vanguard VIF Real Estate Index - 16-ZYL (2)
Invesco V.I. Core Plus Bond - 16-ZZB (2)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)
(1) Statement of net assets as of December 31, 2022, statement of operations for the year ended December 31, 2022, statements of changes in net assets for the years ended December 31, 2022 and 2021, and financial highlights for the years or periods ended December 31, 2022, 2021, 2020, 2019, and 2018
(2) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period July 21, 2022 (commencement of operations) through December 31, 2022
(3) Statement of net assets as of December 31, 2022, and statements of operations, statements of changes in net assets for the period August 24, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

3

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 24, 2023

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

4

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,939	$313,176	20,515
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$235,928

	Net Assets	Units Outstanding	Accumulation Unit Value
	$235,928	15,046	$15.68

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,629
Net investment income (loss)			1,629

Gain (loss) on investments:
Net realized gain (loss)			(4,582)
Realized gain distributions			83,271
Net change in unrealized appreciation (depreciation)			(96,742)
Net gain (loss)			(18,053)

Increase (decrease) in net assets from operations			$(16,424)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,629	$1,301
	Net realized gain (loss)	(4,582)	597
	Realized gain distributions	83,271	-
	Net change in unrealized appreciation (depreciation)	(96,742)	25,242

	Increase (decrease) in net assets from operations	(16,424)	27,140

	Contract owner transactions:
	Proceeds from units sold	58,477	120,553
	Cost of units redeemed	(18,129)	(1,024)
	Account charges	(7,705)	(4,743)
	Increase (decrease)	32,643	114,786
	Net increase (decrease)	16,219	141,926
	Net assets, beginning	219,709	77,783
	Net assets, ending	$235,928	$219,709

	Units sold	5,159	7,288
	Units redeemed	(2,907)	(345)
	Net increase (decrease)	2,252	6,943
	Units outstanding, beginning	12,794	5,851
	Units outstanding, ending	15,046	12,794

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,844,548
Cost of units redeemed/account charges			(3,235,778)
Net investment income (loss)			71,049
Net realized gain (loss)			115,859
Realized gain distributions			517,487
Net change in unrealized appreciation (depreciation)			(77,237)
Net assets			$235,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.68	15	$236	N/A	-8.7%
12/31/2021	17.17	13	220	N/A	29.2%
12/31/2020	13.29	6	78	N/A	8.8%
12/31/2019	12.22	8	98	N/A	21.3%
12/31/2018	10.07	8	80	N/A	-18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.9%
2020	0.5%
2019	0.6%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,987	$20,102	2,185
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$18,987

	Net Assets	Units Outstanding	Accumulation Unit Value
	$18,987	3,404	$5.58

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$137
Net investment income (loss)			137

Gain (loss) on investments:
Net realized gain (loss)			(114)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,005)
Net gain (loss)			(1,119)

Increase (decrease) in net assets from operations			$(982)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$137	$47
	Net realized gain (loss)	(114)	7
	Realized gain distributions	-	37
	Net change in unrealized appreciation (depreciation)	(1,005)	(185)

	Increase (decrease) in net assets from operations	(982)	(94)

	Contract owner transactions:
	Proceeds from units sold	13,576	5,285
	Cost of units redeemed	-	-
	Account charges	(761)	(373)
	Increase (decrease)	12,815	4,912
	Net increase (decrease)	11,833	4,818
	Net assets, beginning	7,154	2,336
	Net assets, ending	$18,987	$7,154

	Units sold	2,433	801
	Units redeemed	(130)	(56)
	Net increase (decrease)	2,303	745
	Units outstanding, beginning	1,101	356
	Units outstanding, ending	3,404	1,101

	* Date of Fund Inception into Variable Account: 4 /28 /2011
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$66,788
Cost of units redeemed/account charges			(50,393)
Net investment income (loss)			2,998
Net realized gain (loss)			434
Realized gain distributions			275
Net change in unrealized appreciation (depreciation)			(1,115)
Net assets			$18,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.58	3	$19	N/A	-14.1%
12/31/2021	6.50	1	7	N/A	-1.0%
12/31/2020	6.56	0	2	N/A	5.1%
12/31/2019	6.24	0	2	N/A	6.7%
12/31/2018	5.85	1	8	N/A	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.0%
2020	2.6%
2019	4.4%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 02-861

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,178	$149,422	6,690
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$167,192

	Net Assets	Units Outstanding	Accumulation Unit Value
	$167,192	11,992	$13.94

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,288
Net investment income (loss)			3,288

Gain (loss) on investments:
Net realized gain (loss)			9,404
Realized gain distributions			21,576
Net change in unrealized appreciation (depreciation)			(36,972)
Net gain (loss)			(5,992)

Increase (decrease) in net assets from operations			$(2,704)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,288	$4,022
	Net realized gain (loss)	9,404	3,932
	Realized gain distributions	21,576	728
	Net change in unrealized appreciation (depreciation)	(36,972)	22,958

	Increase (decrease) in net assets from operations	(2,704)	31,640

	Contract owner transactions:
	Proceeds from units sold	8,394	6,633
	Cost of units redeemed	(18,132)	(2,778)
	Account charges	(13,895)	(11,122)
	Increase (decrease)	(23,633)	(7,267)
	Net increase (decrease)	(26,337)	24,373
	Net assets, beginning	193,529	169,156
	Net assets, ending	$167,192	$193,529

	Units sold	602	507
	Units redeemed	(2,258)	(1,042)
	Net increase (decrease)	(1,656)	(535)
	Units outstanding, beginning	13,648	14,183
	Units outstanding, ending	11,992	13,648

	* Date of Fund Inception into Variable Account: 4 /28 /2011
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,285,998
Cost of units redeemed/account charges			(1,309,327)
Net investment income (loss)			41,033
Net realized gain (loss)			83,434
Realized gain distributions			48,298
Net change in unrealized appreciation (depreciation)			17,756
Net assets			$167,192

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.94	12	$167	N/A	-1.7%
12/31/2021	14.18	14	194	N/A	18.9%
12/31/2020	11.93	14	169	N/A	0.1%
12/31/2019	11.91	16	190	N/A	25.1%
12/31/2018	9.52	17	158	N/A	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.2%
2020	2.7%
2019	3.0%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Health Care Fund Series I Class - 02-815

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$446,225	$494,267	17,741
Receivables: investments sold	-
Payables: investments purchased	(36)
Net assets	$446,189

	Net Assets	Units Outstanding	Accumulation Unit Value
	$446,189	20,943	$21.30

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			2,425
Realized gain distributions			62,511
Net change in unrealized appreciation (depreciation)			(138,798)
Net gain (loss)			(73,862)

Increase (decrease) in net assets from operations			$(73,862)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$1,102
	Net realized gain (loss)	2,425	37,268
	Realized gain distributions	62,511	57,360
	Net change in unrealized appreciation (depreciation)	(138,798)	(29,589)

	Increase (decrease) in net assets from operations	(73,862)	66,141

	Contract owner transactions:
	Proceeds from units sold	19,707	44,448
	Cost of units redeemed	(36,306)	(135,166)
	Account charges	(17,306)	(21,746)
	Increase (decrease)	(33,905)	(112,464)
	Net increase (decrease)	(107,767)	(46,323)
	Net assets, beginning	553,956	600,279
	Net assets, ending	$446,189	$553,956

	Units sold	956	1,991
	Units redeemed	(2,552)	(6,880)
	Net increase (decrease)	(1,596)	(4,889)
	Units outstanding, beginning	22,539	27,428
	Units outstanding, ending	20,943	22,539

	* Date of Fund Inception into Variable Account: 8 /28 /2001
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,952,976
Cost of units redeemed/account charges			(7,226,328)
Net investment income (loss)			9,115
Net realized gain (loss)			300,134
Realized gain distributions			458,334
Net change in unrealized appreciation (depreciation)			(48,042)
Net assets			$446,189

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$21.30	21	$446	N/A	-13.3%
12/31/2021	24.58	23	554	N/A	12.3%
12/31/2020	21.89	27	600	N/A	14.5%
12/31/2019	19.12	27	519	N/A	32.5%
12/31/2018	14.43	28	407	N/A	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.2%
2020	0.3%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 02-825

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,644	$98,046	6,337
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$82,642

	Net Assets	Units Outstanding	Accumulation Unit Value
	$82,642	12,552	$6.58

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,978
Net investment income (loss)			2,978

Gain (loss) on investments:
Net realized gain (loss)			(1,333)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,896)
Net gain (loss)			(34,229)

Increase (decrease) in net assets from operations			$(31,251)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,978	$3,710
	Net realized gain (loss)	(1,333)	247,020
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(32,896)	167,385

	Increase (decrease) in net assets from operations	(31,251)	418,115

	Contract owner transactions:
	Proceeds from units sold	12,245	52,031
	Cost of units redeemed	(42,419)	(2,918,289)
	Account charges	(4,172)	(44,652)
	Increase (decrease)	(34,346)	(2,910,910)
	Net increase (decrease)	(65,597)	(2,492,795)
	Net assets, beginning	148,239	2,641,034
	Net assets, ending	$82,642	$148,239

	Units sold	1,897	7,593
	Units redeemed	(6,246)	(369,209)
	Net increase (decrease)	(4,349)	(361,616)
	Units outstanding, beginning	16,901	378,517
	Units outstanding, ending	12,552	16,901

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,826,010
Cost of units redeemed/account charges			(8,397,266)
Net investment income (loss)			1,003,143
Net realized gain (loss)			321,906
Realized gain distributions			344,251
Net change in unrealized appreciation (depreciation)			(15,402)
Net assets			$82,642

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.58	13	$83	N/A	-24.9%
12/31/2021	8.77	17	148	N/A	25.7%
12/31/2020	6.98	379	2,641	N/A	-12.3%
12/31/2019	7.96	359	2,857	N/A	23.0%
12/31/2018	6.47	417	2,699	N/A	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	0.3%
2020	4.7%
2019	4.4%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. High Yield Fund Series I Class - 02-830

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,991	$127,420	24,220
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$108,990

	Net Assets	Units Outstanding	Accumulation Unit Value
	$108,990	8,562	$12.73

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,280
Net investment income (loss)			5,280

Gain (loss) on investments:
Net realized gain (loss)			(772)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,545)
Net gain (loss)			(17,317)

Increase (decrease) in net assets from operations			$(12,037)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$5,280	$5,928
	Net realized gain (loss)	(772)	243
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(16,545)	(889)

	Increase (decrease) in net assets from operations	(12,037)	5,282

	Contract owner transactions:
	Proceeds from units sold	6,341	4,965
	Cost of units redeemed	(3,746)	(2,329)
	Account charges	(6,120)	(4,572)
	Increase (decrease)	(3,525)	(1,936)
	Net increase (decrease)	(15,562)	3,346
	Net assets, beginning	124,552	121,206
	Net assets, ending	$108,990	$124,552

	Units sold	478	360
	Units redeemed	(765)	(500)
	Net increase (decrease)	(287)	(140)
	Units outstanding, beginning	8,849	8,989
	Units outstanding, ending	8,562	8,849

	* Date of Fund Inception into Variable Account: 4 /29 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,326,119
Cost of units redeemed/account charges			(7,112,139)
Net investment income (loss)			1,030,688
Net realized gain (loss)			(117,249)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18,429)
Net assets			$108,990

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.73	9	$109	N/A	-9.6%
12/31/2021	14.07	9	125	N/A	4.4%
12/31/2020	13.48	9	121	N/A	3.3%
12/31/2019	13.05	10	133	N/A	13.5%
12/31/2018	11.50	96	1,108	N/A	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.5%
2021	4.8%
2020	5.4%
2019	1.2%
2018	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Core Equity Fund Series II Class - 02-826

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,522	$3,336	103
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,522

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,522	151	$16.70

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$17
Net investment income (loss)			17

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			431
Net change in unrealized appreciation (depreciation)			(1,109)
Net gain (loss)			(689)

Increase (decrease) in net assets from operations			$(672)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$17	$13
	Net realized gain (loss)	(11)	(4)
	Realized gain distributions	431	68
	Net change in unrealized appreciation (depreciation)	(1,109)	632

	Increase (decrease) in net assets from operations	(672)	709

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	(66)	(70)
	Increase (decrease)	(66)	(70)
	Net increase (decrease)	(738)	639
	Net assets, beginning	3,260	2,621
	Net assets, ending	$2,522	$3,260

	Units sold	(1)	-
	Units redeemed	(3)	(3)
	Net increase (decrease)	(4)	(3)
	Units outstanding, beginning	155	158
	Units outstanding, ending	151	155

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,601
Cost of units redeemed/account charges			(13,006)
Net investment income (loss)			176
Net realized gain (loss)			(41)
Realized gain distributions			1,606
Net change in unrealized appreciation (depreciation)			(814)
Net assets			$2,522

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$16.70	0	$3	N/A	-20.8%
12/31/2021	21.08	0	3	N/A	27.4%
12/31/2020	16.55	0	3	N/A	13.6%
12/31/2019	14.57	0	2	N/A	28.7%
12/31/2018	11.32	0	2	N/A	-9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	1.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. International Growth Fund Series II Class - 02-827

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,219	$48,007	1,450
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$41,219

	Net Assets	Units Outstanding	Accumulation Unit Value
	$41,219	3,414	$12.07

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$618
Net investment income (loss)			618

Gain (loss) on investments:
Net realized gain (loss)			(488)
Realized gain distributions			4,837
Net change in unrealized appreciation (depreciation)			(14,310)
Net gain (loss)			(9,961)

Increase (decrease) in net assets from operations			$(9,343)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$618	$535
	Net realized gain (loss)	(488)	401
	Realized gain distributions	4,837	3,451
	Net change in unrealized appreciation (depreciation)	(14,310)	(1,767)

	Increase (decrease) in net assets from operations	(9,343)	2,620

	Contract owner transactions:
	Proceeds from units sold	3,788	4,649
	Cost of units redeemed	(2,675)	(637)
	Account charges	(1,797)	(1,802)
	Increase (decrease)	(684)	2,210
	Net increase (decrease)	(10,027)	4,830
	Net assets, beginning	51,246	46,416
	Net assets, ending	$41,219	$51,246

	Units sold	310	317
	Units redeemed	(355)	(167)
	Net increase (decrease)	(45)	150
	Units outstanding, beginning	3,459	3,309
	Units outstanding, ending	3,414	3,459

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,489,388
Cost of units redeemed/account charges			(6,175,386)
Net investment income (loss)			175,393
Net realized gain (loss)			1,542,444
Realized gain distributions			16,168
Net change in unrealized appreciation (depreciation)			(6,788)
Net assets			$41,219

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.07	3	$41	N/A	-18.5%
12/31/2021	14.81	3	51	N/A	5.6%
12/31/2020	14.03	3	46	N/A	13.7%
12/31/2019	12.33	8	104	N/A	28.2%
12/31/2018	9.62	9	84	N/A	-15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.1%
2020	1.2%
2019	1.3%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 02-586

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,061,070	$3,149,223	118,413
Receivables: investments sold	-
Payables: investments purchased	(80)
Net assets	$3,060,990

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,060,990	84,430	$36.25

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			27,677
Realized gain distributions			95,726
Net change in unrealized appreciation (depreciation)			(1,075,192)
Net gain (loss)			(951,789)

Increase (decrease) in net assets from operations			$(951,789)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	27,677	81,678
	Realized gain distributions	95,726	428,574
	Net change in unrealized appreciation (depreciation)	(1,075,192)	61,469

	Increase (decrease) in net assets from operations	(951,789)	571,721

	Contract owner transactions:
	Proceeds from units sold	71,509	68,376
	Cost of units redeemed	(236,819)	(202,536)
	Account charges	(108,220)	(115,352)
	Increase (decrease)	(273,530)	(249,512)
	Net increase (decrease)	(1,225,319)	322,209
	Net assets, beginning	4,286,309	3,964,100
	Net assets, ending	$3,060,990	$4,286,309

	Units sold	1,903	1,610
	Units redeemed	(9,005)	(7,300)
	Net increase (decrease)	(7,102)	(5,690)
	Units outstanding, beginning	91,532	97,222
	Units outstanding, ending	84,430	91,532

	* Date of Fund Inception into Variable Account: 5 /1 /2000
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,052,839
Cost of units redeemed/account charges			(10,056,074)
Net investment income (loss)			13,082
Net realized gain (loss)			1,285,101
Realized gain distributions			4,854,195
Net change in unrealized appreciation (depreciation)			(88,153)
Net assets			$3,060,990

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$36.25	84	$3,061	N/A	-22.6%
12/31/2021	46.83	92	4,286	N/A	14.8%
12/31/2020	40.77	97	3,964	N/A	23.8%
12/31/2019	32.93	107	3,531	N/A	31.3%
12/31/2018	25.09	112	2,816	N/A	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 02-124

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,926,341	$6,008,216	191,505
Receivables: investments sold	-
Payables: investments purchased	(1,176)
Net assets	$5,925,165

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,925,165	244,424	$24.24

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			276,752
Realized gain distributions			314,050
Net change in unrealized appreciation (depreciation)			(4,267,286)
Net gain (loss)			(3,676,484)

Increase (decrease) in net assets from operations			$(3,676,484)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	276,752	406,560
	Realized gain distributions	314,050	1,035,037
	Net change in unrealized appreciation (depreciation)	(4,267,286)	(26,604)

	Increase (decrease) in net assets from operations	(3,676,484)	1,414,993

	Contract owner transactions:
	Proceeds from units sold	906,077	1,961,997
	Cost of units redeemed	(713,655)	(509,844)
	Account charges	(303,852)	(317,641)
	Increase (decrease)	(111,430)	1,134,512
	Net increase (decrease)	(3,787,914)	2,549,505
	Net assets, beginning	9,713,079	7,163,574
	Net assets, ending	$5,925,165	$9,713,079

	Units sold	32,128	55,206
	Units redeemed	(34,116)	(22,551)
	Net increase (decrease)	(1,988)	32,655
	Units outstanding, beginning	246,412	213,757
	Units outstanding, ending	244,424	246,412

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,363,440
Cost of units redeemed/account charges			(15,937,614)
Net investment income (loss)			5,490
Net realized gain (loss)			4,579,124
Realized gain distributions			1,996,600
Net change in unrealized appreciation (depreciation)			(81,875)
Net assets			$5,925,165

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$24.24	244	$5,925	N/A	-38.5%
12/31/2021	39.42	246	9,713	N/A	17.6%
12/31/2020	33.51	214	7,164	N/A	34.3%
12/31/2019	24.96	257	6,409	N/A	29.9%
12/31/2018	19.21	288	5,536	N/A	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Equity Income Portfolio - 02-580

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,220,890	$4,876,962	193,215
Receivables: investments sold	-
Payables: investments purchased	(2,153)
Net assets	$5,218,737

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,218,737	201,488	$25.90

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$102,108
Net investment income (loss)			102,108

Gain (loss) on investments:
Net realized gain (loss)			80,897
Realized gain distributions			270,245
Net change in unrealized appreciation (depreciation)			(654,740)
Net gain (loss)			(303,598)

Increase (decrease) in net assets from operations			$(201,490)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$102,108	$89,254
	Net realized gain (loss)	80,897	108,037
	Realized gain distributions	270,245	413,023
	Net change in unrealized appreciation (depreciation)	(654,740)	663,184

	Increase (decrease) in net assets from operations	(201,490)	1,273,498

	Contract owner transactions:
	Proceeds from units sold	169,061	242,252
	Cost of units redeemed	(452,992)	(492,755)
	Account charges	(232,642)	(220,033)
	Increase (decrease)	(516,573)	(470,536)
	Net increase (decrease)	(718,063)	802,962
	Net assets, beginning	5,936,800	5,133,838
	Net assets, ending	$5,218,737	$5,936,800

	Units sold	7,354	10,364
	Units redeemed	(27,417)	(29,347)
	Net increase (decrease)	(20,063)	(18,983)
	Units outstanding, beginning	221,551	240,534
	Units outstanding, ending	201,488	221,551

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$22,221,968
Cost of units redeemed/account charges			(25,866,067)
Net investment income (loss)			2,607,317
Net realized gain (loss)			1,589,861
Realized gain distributions			4,321,730
Net change in unrealized appreciation (depreciation)			343,928
Net assets			$5,218,737

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$25.90	201	$5,219	N/A	-3.3%
12/31/2021	26.80	222	5,937	N/A	25.5%
12/31/2020	21.34	241	5,134	N/A	1.2%
12/31/2019	21.09	277	5,847	N/A	26.4%
12/31/2018	16.69	298	4,981	N/A	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.6%
2020	2.0%
2019	2.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 02-585

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$755,552	$809,775	164,602
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$755,526

	Net Assets	Units Outstanding	Accumulation Unit Value
	$755,526	80,368	$9.40

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,336
Net investment income (loss)			15,336

Gain (loss) on investments:
Net realized gain (loss)			(3,257)
Realized gain distributions			1,197
Net change in unrealized appreciation (depreciation)			(51,062)
Net gain (loss)			(53,122)

Increase (decrease) in net assets from operations			$(37,786)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$15,336	$11,679
	Net realized gain (loss)	(3,257)	2,367
	Realized gain distributions	1,197	5,061
	Net change in unrealized appreciation (depreciation)	(51,062)	(17,517)

	Increase (decrease) in net assets from operations	(37,786)	1,590

	Contract owner transactions:
	Proceeds from units sold	34,419	50,778
	Cost of units redeemed	(37,723)	(136,821)
	Account charges	(37,532)	(41,341)
	Increase (decrease)	(40,836)	(127,384)
	Net increase (decrease)	(78,622)	(125,794)
	Net assets, beginning	834,148	959,942
	Net assets, ending	$755,526	$834,148

	Units sold	3,612	5,194
	Units redeemed	(7,967)	(18,094)
	Net increase (decrease)	(4,355)	(12,900)
	Units outstanding, beginning	84,723	97,623
	Units outstanding, ending	80,368	84,723

	* Date of Fund Inception into Variable Account: 5 /1 /2000
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,031,475
Cost of units redeemed/account charges			(16,561,075)
Net investment income (loss)			1,368,513
Net realized gain (loss)			(98,973)
Realized gain distributions			69,809
Net change in unrealized appreciation (depreciation)			(54,223)
Net assets			$755,526

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.40	80	$756	N/A	-4.5%
12/31/2021	9.85	85	834	N/A	0.1%
12/31/2020	9.83	98	960	N/A	4.7%
12/31/2019	9.39	95	888	N/A	4.4%
12/31/2018	9.00	100	903	N/A	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.3%
2020	1.9%
2019	2.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS International Growth Portfolio A Class - 02-376

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,586	$10,472	460
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,586

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,586	1,256	$6.04

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(97)
Realized gain distributions			1,319
Net change in unrealized appreciation (depreciation)			(4,134)
Net gain (loss)			(2,912)

Increase (decrease) in net assets from operations			$(2,912)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(97)	101
	Realized gain distributions	1,319	964
	Net change in unrealized appreciation (depreciation)	(4,134)	(252)

	Increase (decrease) in net assets from operations	(2,912)	813

	Contract owner transactions:
	Proceeds from units sold	286	306
	Cost of units redeemed	-	-
	Account charges	(352)	(651)
	Increase (decrease)	(66)	(345)
	Net increase (decrease)	(2,978)	468
	Net assets, beginning	10,564	10,096
	Net assets, ending	$7,586	$10,564

	Units sold	47	37
	Units redeemed	(57)	(81)
	Net increase (decrease)	(10)	(44)
	Units outstanding, beginning	1,266	1,310
	Units outstanding, ending	1,256	1,266

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$245,138
Cost of units redeemed/account charges			(244,476)
Net investment income (loss)			2,498
Net realized gain (loss)			2,240
Realized gain distributions			5,072
Net change in unrealized appreciation (depreciation)			(2,886)
Net assets			$7,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.04	1	$8	N/A	-27.6%
12/31/2021	8.35	1	11	N/A	8.2%
12/31/2020	7.71	1	10	N/A	29.9%
12/31/2019	5.93	15	92	N/A	27.5%
12/31/2018	4.65	16	74	N/A	-17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.6%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS Small Mid Cap Value Portfolio A Class - 02-378

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,133	$207,900	10,236
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$170,123

	Net Assets	Units Outstanding	Accumulation Unit Value
	$170,123	11,047	$15.40

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,988
Net investment income (loss)			1,988

Gain (loss) on investments:
Net realized gain (loss)			21
Realized gain distributions			26,807
Net change in unrealized appreciation (depreciation)			(60,861)
Net gain (loss)			(34,033)

Increase (decrease) in net assets from operations			$(32,045)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,988	$1,366
	Net realized gain (loss)	21	1,562
	Realized gain distributions	26,807	-
	Net change in unrealized appreciation (depreciation)	(60,861)	31,923

	Increase (decrease) in net assets from operations	(32,045)	34,851

	Contract owner transactions:
	Proceeds from units sold	5,654	107,254
	Cost of units redeemed	(5,732)	(250)
	Account charges	(7,381)	(4,910)
	Increase (decrease)	(7,459)	102,094
	Net increase (decrease)	(39,504)	136,945
	Net assets, beginning	209,627	72,682
	Net assets, ending	$170,123	$209,627

	Units sold	352	6,373
	Units redeemed	(790)	(302)
	Net increase (decrease)	(438)	6,071
	Units outstanding, beginning	11,485	5,414
	Units outstanding, ending	11,047	11,485

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,512,924
Cost of units redeemed/account charges			(3,342,019)
Net investment income (loss)			42,649
Net realized gain (loss)			761,058
Realized gain distributions			233,278
Net change in unrealized appreciation (depreciation)			(37,767)
Net assets			$170,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.40	11	$170	N/A	-15.6%
12/31/2021	18.25	11	210	N/A	35.9%
12/31/2020	13.43	5	73	N/A	3.4%
12/31/2019	12.99	6	79	N/A	20.1%
12/31/2018	10.81	6	70	N/A	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.0%
2020	0.8%
2019	0.6%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust AB VPS International Value Portfolio A Class - 02-377

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,748	$20,084	1,602
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$20,748

	Net Assets	Units Outstanding	Accumulation Unit Value
	$20,748	4,999	$4.15

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$972
Net investment income (loss)			972

Gain (loss) on investments:
Net realized gain (loss)			(25)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,206)
Net gain (loss)			(4,231)

Increase (decrease) in net assets from operations			$(3,259)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$972	$480
	Net realized gain (loss)	(25)	4,518
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(4,206)	(1,477)

	Increase (decrease) in net assets from operations	(3,259)	3,521

	Contract owner transactions:
	Proceeds from units sold	475	4,507
	Cost of units redeemed	(97)	(15,230)
	Account charges	(385)	(378)
	Increase (decrease)	(7)	(11,101)
	Net increase (decrease)	(3,266)	(7,580)
	Net assets, beginning	24,014	31,594
	Net assets, ending	$20,748	$24,014

	Units sold	118	1,234
	Units redeemed	(118)	(3,540)
	Net increase (decrease)	-	(2,306)
	Units outstanding, beginning	4,999	7,305
	Units outstanding, ending	4,999	4,999

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,534,430
Cost of units redeemed/account charges			(5,205,438)
Net investment income (loss)			130,466
Net realized gain (loss)			(1,439,374)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			664
Net assets			$20,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.15	5	$21	N/A	-13.6%
12/31/2021	4.80	5	24	N/A	11.1%
12/31/2020	4.32	7	32	N/A	2.5%
12/31/2019	4.22	588	2,481	N/A	17.1%
12/31/2018	3.60	736	2,653	N/A	-22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	1.7%
2020	0.0%
2019	0.9%
2018	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Ultra Fund I Class - 02-122

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,707	$51,403	2,517
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$48,696

	Net Assets	Units Outstanding	Accumulation Unit Value
	$48,696	1,907	$25.54

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			22,181
Realized gain distributions			6,091
Net change in unrealized appreciation (depreciation)			(60,108)
Net gain (loss)			(31,836)

Increase (decrease) in net assets from operations			$(31,836)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	22,181	40,930
	Realized gain distributions	6,091	15,112
	Net change in unrealized appreciation (depreciation)	(60,108)	(14,750)

	Increase (decrease) in net assets from operations	(31,836)	41,292

	Contract owner transactions:
	Proceeds from units sold	6,336	6,346
	Cost of units redeemed	(73,716)	(103,237)
	Account charges	(2,055)	(5,252)
	Increase (decrease)	(69,435)	(102,143)
	Net increase (decrease)	(101,271)	(60,851)
	Net assets, beginning	149,967	210,818
	Net assets, ending	$48,696	$149,967

	Units sold	225	191
	Units redeemed	(2,289)	(3,095)
	Net increase (decrease)	(2,064)	(2,904)
	Units outstanding, beginning	3,971	6,875
	Units outstanding, ending	1,907	3,971

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,570,711
Cost of units redeemed/account charges			(1,695,082)
Net investment income (loss)			1,574
Net realized gain (loss)			102,780
Realized gain distributions			71,409
Net change in unrealized appreciation (depreciation)			(2,696)
Net assets			$48,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$25.54	2	$49	N/A	-32.4%
12/31/2021	37.77	4	150	N/A	23.2%
12/31/2020	30.66	7	211	N/A	49.9%
12/31/2019	20.46	6	132	N/A	34.6%
12/31/2018	15.21	7	105	N/A	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Mid Cap Value Fund II Class - 02-397

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,013	$147,136	7,133
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$151,007

	Net Assets	Units Outstanding	Accumulation Unit Value
	$151,007	5,975	$25.27

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,137
Net investment income (loss)			2,137

Gain (loss) on investments:
Net realized gain (loss)			242
Realized gain distributions			10,035
Net change in unrealized appreciation (depreciation)			(11,518)
Net gain (loss)			(1,241)

Increase (decrease) in net assets from operations			$896

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,137	$744
	Net realized gain (loss)	242	469
	Realized gain distributions	10,035	-
	Net change in unrealized appreciation (depreciation)	(11,518)	13,129

	Increase (decrease) in net assets from operations	896	14,342

	Contract owner transactions:
	Proceeds from units sold	76,463	4,752
	Cost of units redeemed	969	-
	Account charges	(4,668)	(3,461)
	Increase (decrease)	72,764	1,291
	Net increase (decrease)	73,660	15,633
	Net assets, beginning	77,347	61,714
	Net assets, ending	$151,007	$77,347

	Units sold	4,725	211
	Units redeemed	(1,768)	(155)
	Net increase (decrease)	2,957	56
	Units outstanding, beginning	3,018	2,962
	Units outstanding, ending	5,975	3,018

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$361,810
Cost of units redeemed/account charges			(269,209)
Net investment income (loss)			10,326
Net realized gain (loss)			12,664
Realized gain distributions			31,539
Net change in unrealized appreciation (depreciation)			3,877
Net assets			$151,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$25.27	6	$151	N/A	-1.4%
12/31/2021	25.63	3	77	N/A	23.0%
12/31/2020	20.83	3	62	N/A	1.1%
12/31/2019	20.61	4	74	N/A	29.0%
12/31/2018	15.97	4	71	N/A	-13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.1%
2020	1.3%
2019	1.9%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Capital Appreciation Fund I Class - 02-410

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,391	$254,459	18,253
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$215,391

	Net Assets	Units Outstanding	Accumulation Unit Value
	$215,391	6,174	$34.89

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1,470)
Realized gain distributions			31,949
Net change in unrealized appreciation (depreciation)			(121,806)
Net gain (loss)			(91,327)

Increase (decrease) in net assets from operations			$(91,327)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(1,470)	1,199
	Realized gain distributions	31,949	39,577
	Net change in unrealized appreciation (depreciation)	(121,806)	(5,587)

	Increase (decrease) in net assets from operations	(91,327)	35,189

	Contract owner transactions:
	Proceeds from units sold	12,730	7,229
	Cost of units redeemed	(50,559)	(702)
	Account charges	(5,604)	(6,879)
	Increase (decrease)	(43,433)	(352)
	Net increase (decrease)	(134,760)	34,837
	Net assets, beginning	350,151	315,314
	Net assets, ending	$215,391	$350,151

	Units sold	360	154
	Units redeemed	(1,401)	(161)
	Net increase (decrease)	(1,041)	(7)
	Units outstanding, beginning	7,215	7,222
	Units outstanding, ending	6,174	7,215

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$399,362
Cost of units redeemed/account charges			(351,237)
Net investment income (loss)			6,798
Net realized gain (loss)			11,663
Realized gain distributions			187,873
Net change in unrealized appreciation (depreciation)			(39,068)
Net assets			$215,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$34.89	6	$215	N/A	-28.1%
12/31/2021	48.53	7	350	N/A	11.2%
12/31/2020	43.66	7	315	N/A	42.5%
12/31/2019	30.65	8	240	N/A	35.6%
12/31/2018	22.61	8	180	N/A	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP Income & Growth Fund I Class - 02-425

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,506,312	$7,066,539	767,840
Receivables: investments sold	-
Payables: investments purchased	(898)
Net assets	$5,505,414

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,505,414	295,028	$18.66

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$105,483
Net investment income (loss)			105,483

Gain (loss) on investments:
Net realized gain (loss)			(205,462)
Realized gain distributions			1,563,626
Net change in unrealized appreciation (depreciation)			(2,340,441)
Net gain (loss)			(982,277)

Increase (decrease) in net assets from operations			$(876,794)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$105,483	$77,041
	Net realized gain (loss)	(205,462)	232,940
	Realized gain distributions	1,563,626	1,117,142
	Net change in unrealized appreciation (depreciation)	(2,340,441)	148,663

	Increase (decrease) in net assets from operations	(876,794)	1,575,786

	Contract owner transactions:
	Proceeds from units sold	184,414	198,915
	Cost of units redeemed	(884,729)	(1,091,279)
	Account charges	(244,217)	(249,645)
	Increase (decrease)	(944,532)	(1,142,009)
	Net increase (decrease)	(1,821,326)	433,777
	Net assets, beginning	7,326,740	6,892,963
	Net assets, ending	$5,505,414	$7,326,740

	Units sold	9,704	10,441
	Units redeemed	(57,304)	(66,391)
	Net increase (decrease)	(47,600)	(55,950)
	Units outstanding, beginning	342,628	398,578
	Units outstanding, ending	295,028	342,628

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24,445,379
Cost of units redeemed/account charges			(25,047,113)
Net investment income (loss)			1,595,847
Net realized gain (loss)			752,149
Realized gain distributions			5,319,379
Net change in unrealized appreciation (depreciation)			(1,560,227)
Net assets			$5,505,414

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$18.66	295	$5,505	N/A	-12.7%
12/31/2021	21.38	343	7,327	N/A	23.7%
12/31/2020	17.29	399	6,893	N/A	11.8%
12/31/2019	15.47	418	6,465	N/A	23.9%
12/31/2018	12.48	473	5,903	N/A	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.1%
2020	1.8%
2019	2.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Century VP International Fund I Class - 02-420

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,832,710	$8,674,087	821,761
Receivables: investments sold	-
Payables: investments purchased	(1,325)
Net assets	$7,831,385

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,831,385	594,076	$13.18

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$114,690
Net investment income (loss)			114,690

Gain (loss) on investments:
Net realized gain (loss)			(51,686)
Realized gain distributions			1,207,211
Net change in unrealized appreciation (depreciation)			(3,818,255)
Net gain (loss)			(2,662,730)

Increase (decrease) in net assets from operations			$(2,548,040)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$114,690	$16,546
	Net realized gain (loss)	(51,686)	228,774
	Realized gain distributions	1,207,211	292,966
	Net change in unrealized appreciation (depreciation)	(3,818,255)	333,988

	Increase (decrease) in net assets from operations	(2,548,040)	872,274

	Contract owner transactions:
	Proceeds from units sold	989,847	491,763
	Cost of units redeemed	(652,256)	(735,935)
	Account charges	(339,429)	(364,314)
	Increase (decrease)	(1,838)	(608,486)
	Net increase (decrease)	(2,549,878)	263,788
	Net assets, beginning	10,381,263	10,117,475
	Net assets, ending	$7,831,385	$10,381,263

	Units sold	72,754	29,516
	Units redeemed	(71,243)	(64,990)
	Net increase (decrease)	1,511	(35,474)
	Units outstanding, beginning	592,565	628,039
	Units outstanding, ending	594,076	592,565

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,146,960
Cost of units redeemed/account charges			(24,428,334)
Net investment income (loss)			864,668
Net realized gain (loss)			327,694
Realized gain distributions			2,761,774
Net change in unrealized appreciation (depreciation)			(841,377)
Net assets			$7,831,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.18	594	$7,831	N/A	-24.8%
12/31/2021	17.52	593	10,381	N/A	8.7%
12/31/2020	16.11	628	10,117	N/A	25.9%
12/31/2019	12.80	488	6,241	N/A	28.4%
12/31/2018	9.97	419	4,171	N/A	-15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.2%
2020	0.4%
2019	0.8%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 02-520

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,433	$88,061	2,993
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$68,424

	Net Assets	Units Outstanding	Accumulation Unit Value
	$68,424	3,957	$17.29

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(3,773)
Realized gain distributions			16,862
Net change in unrealized appreciation (depreciation)			(33,062)
Net gain (loss)			(19,973)

Increase (decrease) in net assets from operations			$(19,973)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$199
	Net realized gain (loss)	(3,773)	1,309
	Realized gain distributions	16,862	4,300
	Net change in unrealized appreciation (depreciation)	(33,062)	8,260

	Increase (decrease) in net assets from operations	(19,973)	14,068

	Contract owner transactions:
	Proceeds from units sold	3,102	4,129
	Cost of units redeemed	(7,698)	(489)
	Account charges	(10,977)	(11,275)
	Increase (decrease)	(15,573)	(7,635)
	Net increase (decrease)	(35,546)	6,433
	Net assets, beginning	103,970	97,537
	Net assets, ending	$68,424	$103,970

	Units sold	176	198
	Units redeemed	(1,060)	(581)
	Net increase (decrease)	(884)	(383)
	Units outstanding, beginning	4,841	5,224
	Units outstanding, ending	3,957	4,841

	* Date of Fund Inception into Variable Account: 5 /28 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$863,649
Cost of units redeemed/account charges			(893,466)
Net investment income (loss)			2,380
Net realized gain (loss)			27,837
Realized gain distributions			87,652
Net change in unrealized appreciation (depreciation)			(19,628)
Net assets			$68,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$17.29	4	$68	N/A	-19.5%
12/31/2021	21.47	5	104	N/A	15.0%
12/31/2020	18.67	5	98	N/A	12.2%
12/31/2019	16.63	6	96	N/A	31.4%
12/31/2018	12.66	5	59	N/A	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.2%
2020	0.4%
2019	0.5%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,086	$266,217	10,926
Receivables: investments sold	-
Payables: investments purchased	(127)
Net assets	$172,959

	Net Assets	Units Outstanding	Accumulation Unit Value
	$172,959	7,635	$22.65

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			6,363
Realized gain distributions			23,422
Net change in unrealized appreciation (depreciation)			(188,529)
Net gain (loss)			(158,744)

Increase (decrease) in net assets from operations			$(158,744)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	6,363	14,353
	Realized gain distributions	23,422	51,430
	Net change in unrealized appreciation (depreciation)	(188,529)	(22,595)

	Increase (decrease) in net assets from operations	(158,744)	43,188

	Contract owner transactions:
	Proceeds from units sold	11,038	95,624
	Cost of units redeemed	(39,058)	(90,487)
	Account charges	(7,668)	(11,489)
	Increase (decrease)	(35,688)	(6,352)
	Net increase (decrease)	(194,432)	36,836
	Net assets, beginning	367,391	330,555
	Net assets, ending	$172,959	$367,391

	Units sold	392	2,468
	Units redeemed	(1,430)	(2,585)
	Net increase (decrease)	(1,038)	(117)
	Units outstanding, beginning	8,673	8,790
	Units outstanding, ending	7,635	8,673

	* Date of Fund Inception into Variable Account: 5 /28 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,370,477
Cost of units redeemed/account charges			(2,437,924)
Net investment income (loss)			312
Net realized gain (loss)			149,781
Realized gain distributions			183,444
Net change in unrealized appreciation (depreciation)			(93,131)
Net assets			$172,959

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$22.65	8	$173	N/A	-46.5%
12/31/2021	42.36	9	367	N/A	12.6%
12/31/2020	37.60	9	331	N/A	69.6%
12/31/2019	22.18	12	255	N/A	25.5%
12/31/2018	17.67	12	218	N/A	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,769	$120,565	5,837
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$100,759

	Net Assets	Units Outstanding	Accumulation Unit Value
	$100,759	4,054	$24.85

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$976
Net investment income (loss)			976

Gain (loss) on investments:
Net realized gain (loss)			(299)
Realized gain distributions			13,072
Net change in unrealized appreciation (depreciation)			(34,016)
Net gain (loss)			(21,243)

Increase (decrease) in net assets from operations			$(20,267)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$976	$200
	Net realized gain (loss)	(299)	674
	Realized gain distributions	13,072	410
	Net change in unrealized appreciation (depreciation)	(34,016)	9,823

	Increase (decrease) in net assets from operations	(20,267)	11,107

	Contract owner transactions:
	Proceeds from units sold	5,142	89,782
	Cost of units redeemed	(1,663)	(1,016)
	Account charges	(5,418)	(3,253)
	Increase (decrease)	(1,939)	85,513
	Net increase (decrease)	(22,206)	96,620
	Net assets, beginning	122,965	26,345
	Net assets, ending	$100,759	$122,965

	Units sold	202	3,159
	Units redeemed	(272)	(150)
	Net increase (decrease)	(70)	3,009
	Units outstanding, beginning	4,124	1,115
	Units outstanding, ending	4,054	4,124

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$195,581
Cost of units redeemed/account charges			(101,503)
Net investment income (loss)			1,853
Net realized gain (loss)			6,319
Realized gain distributions			18,305
Net change in unrealized appreciation (depreciation)			(19,796)
Net assets			$100,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$24.85	4	$101	N/A	-16.6%
12/31/2021	29.82	4	123	N/A	26.1%
12/31/2020	23.64	1	26	N/A	10.6%
12/31/2019	21.36	0	8	N/A	22.2%
12/31/2018	17.48	0	6	N/A	-9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.3%
2020	0.5%
2019	0.8%
2018	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,615	$16,097	434
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$13,611

	Net Assets	Units Outstanding	Accumulation Unit Value
	$13,611	612	$22.24

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$78
Net investment income (loss)			78

Gain (loss) on investments:
Net realized gain (loss)			(2,353)
Realized gain distributions			7,217
Net change in unrealized appreciation (depreciation)			(11,107)
Net gain (loss)			(6,243)

Increase (decrease) in net assets from operations			$(6,165)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$78	$54
	Net realized gain (loss)	(2,353)	388
	Realized gain distributions	7,217	2,539
	Net change in unrealized appreciation (depreciation)	(11,107)	3,481

	Increase (decrease) in net assets from operations	(6,165)	6,462

	Contract owner transactions:
	Proceeds from units sold	1,765	1,767
	Cost of units redeemed	(11,135)	(37)
	Account charges	(1,536)	(1,584)
	Increase (decrease)	(10,906)	146
	Net increase (decrease)	(17,071)	6,608
	Net assets, beginning	30,682	24,074
	Net assets, ending	$13,611	$30,682

	Units sold	78	73
	Units redeemed	(594)	(67)
	Net increase (decrease)	(516)	6
	Units outstanding, beginning	1,128	1,122
	Units outstanding, ending	612	1,128

	* Date of Fund Inception into Variable Account: 5 /28 /2004
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$229,589
Cost of units redeemed/account charges			(259,721)
Net investment income (loss)			6,847
Net realized gain (loss)			5,381
Realized gain distributions			33,997
Net change in unrealized appreciation (depreciation)			(2,482)
Net assets			$13,611

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$22.24	1	$14	N/A	-18.3%
12/31/2021	27.20	1	31	N/A	26.8%
12/31/2020	21.46	1	24	N/A	23.4%
12/31/2019	17.39	1	24	N/A	35.8%
12/31/2018	12.81	3	37	N/A	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.2%
2020	0.5%
2019	0.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$10.84

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$44
Net investment income (loss)			44

Gain (loss) on investments:
Net realized gain (loss)			(421)
Realized gain distributions			283
Net change in unrealized appreciation (depreciation)			(421)
Net gain (loss)			(559)

Increase (decrease) in net assets from operations			$(515)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$44	$60
	Net realized gain (loss)	(421)	310
	Realized gain distributions	283	173
	Net change in unrealized appreciation (depreciation)	(421)	(283)

	Increase (decrease) in net assets from operations	(515)	260

	Contract owner transactions:
	Proceeds from units sold	285	752
	Cost of units redeemed	(3,408)	-
	Account charges	(1,672)	(3,016)
	Increase (decrease)	(4,795)	(2,264)
	Net increase (decrease)	(5,310)	(2,004)
	Net assets, beginning	5,310	7,314
	Net assets, ending	$-	$5,310

	Units sold	24	62
	Units redeemed	(453)	(248)
	Net increase (decrease)	(429)	(186)
	Units outstanding, beginning	429	615
	Units outstanding, ending	-	429

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,812
Cost of units redeemed/account charges			(33,691)
Net investment income (loss)			1,211
Net realized gain (loss)			1,002
Realized gain distributions			1,666
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$10.84	0	$0	N/A	-12.4%
12/31/2021	12.37	0	5	N/A	4.1%
12/31/2020	11.89	1	7	N/A	11.3%
12/31/2019	10.69	1	14	N/A	13.8%
12/31/2018	9.39	1	9	N/A	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.0%
2020	0.9%
2019	2.5%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,502	$16,058	1,255
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$14,502

	Net Assets	Units Outstanding	Accumulation Unit Value
	$14,502	1,195	$12.13

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$330
Net investment income (loss)			330

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			903
Net change in unrealized appreciation (depreciation)			(3,518)
Net gain (loss)			(2,624)

Increase (decrease) in net assets from operations			$(2,294)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$330	$177
	Net realized gain (loss)	(9)	30
	Realized gain distributions	903	570
	Net change in unrealized appreciation (depreciation)	(3,518)	175

	Increase (decrease) in net assets from operations	(2,294)	952

	Contract owner transactions:
	Proceeds from units sold	1	1
	Cost of units redeemed	-	-
	Account charges	(215)	(259)
	Increase (decrease)	(214)	(258)
	Net increase (decrease)	(2,508)	694
	Net assets, beginning	17,010	16,316
	Net assets, ending	$14,502	$17,010

	Units sold	-	-
	Units redeemed	(17)	(19)
	Net increase (decrease)	(17)	(19)
	Units outstanding, beginning	1,212	1,231
	Units outstanding, ending	1,195	1,212

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$56,695
Cost of units redeemed/account charges			(50,500)
Net investment income (loss)			4,474
Net realized gain (loss)			(315)
Realized gain distributions			5,704
Net change in unrealized appreciation (depreciation)			(1,556)
Net assets			$14,502

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.13	1	$15	N/A	-13.5%
12/31/2021	14.03	1	17	N/A	5.9%
12/31/2020	13.25	1	16	N/A	12.5%
12/31/2019	11.78	1	15	N/A	16.1%
12/31/2018	10.15	1	13	N/A	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.1%
2020	1.3%
2019	2.2%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$345,059	$393,812	31,512
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$345,059

	Net Assets	Units Outstanding	Accumulation Unit Value
	$345,059	26,492	$13.02

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$7,914
Net investment income (loss)			7,914

Gain (loss) on investments:
Net realized gain (loss)			(1,020)
Realized gain distributions			36,605
Net change in unrealized appreciation (depreciation)			(104,154)
Net gain (loss)			(68,569)

Increase (decrease) in net assets from operations			$(60,655)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$7,914	$4,553
	Net realized gain (loss)	(1,020)	1,659
	Realized gain distributions	36,605	16,927
	Net change in unrealized appreciation (depreciation)	(104,154)	7,271

	Increase (decrease) in net assets from operations	(60,655)	30,410

	Contract owner transactions:
	Proceeds from units sold	321	571
	Cost of units redeemed	(3,345)	(181)
	Account charges	(9,853)	(12,188)
	Increase (decrease)	(12,877)	(11,798)
	Net increase (decrease)	(73,532)	18,612
	Net assets, beginning	418,591	399,979
	Net assets, ending	$345,059	$418,591

	Units sold	22	38
	Units redeemed	(976)	(836)
	Net increase (decrease)	(954)	(798)
	Units outstanding, beginning	27,446	28,244
	Units outstanding, ending	26,492	27,446

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,371,926
Cost of units redeemed/account charges			(9,285,368)
Net investment income (loss)			80,201
Net realized gain (loss)			94,647
Realized gain distributions			132,406
Net change in unrealized appreciation (depreciation)			(48,753)
Net assets			$345,059

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.02	26	$345	N/A	-14.6%
12/31/2021	15.25	27	419	N/A	7.7%
12/31/2020	14.16	28	400	N/A	13.8%
12/31/2019	12.44	28	350	N/A	18.3%
12/31/2018	10.52	12	126	N/A	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.1%
2020	1.3%
2019	2.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,487	$268,552	20,882
Receivables: investments sold	-
Payables: investments purchased	(82)
Net assets	$241,405

	Net Assets	Units Outstanding	Accumulation Unit Value
	$241,405	17,754	$13.60

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$5,382
Net investment income (loss)			5,382

Gain (loss) on investments:
Net realized gain (loss)			(1,018)
Realized gain distributions			26,245
Net change in unrealized appreciation (depreciation)			(77,363)
Net gain (loss)			(52,136)

Increase (decrease) in net assets from operations			$(46,754)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$5,382	$3,232
	Net realized gain (loss)	(1,018)	1,231
	Realized gain distributions	26,245	14,953
	Net change in unrealized appreciation (depreciation)	(77,363)	6,473

	Increase (decrease) in net assets from operations	(46,754)	25,889

	Contract owner transactions:
	Proceeds from units sold	7,944	8,080
	Cost of units redeemed	(8,237)	-
	Account charges	(9,877)	(9,232)
	Increase (decrease)	(10,170)	(1,152)
	Net increase (decrease)	(56,924)	24,737
	Net assets, beginning	298,329	273,592
	Net assets, ending	$241,405	$298,329

	Units sold	560	520
	Units redeemed	(1,304)	(593)
	Net increase (decrease)	(744)	(73)
	Units outstanding, beginning	18,498	18,571
	Units outstanding, ending	17,754	18,498

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$958,337
Cost of units redeemed/account charges			(920,834)
Net investment income (loss)			67,955
Net realized gain (loss)			51,471
Realized gain distributions			111,541
Net change in unrealized appreciation (depreciation)			(27,065)
Net assets			$241,405

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.60	18	$241	N/A	-15.7%
12/31/2021	16.13	18	298	N/A	9.5%
12/31/2020	14.73	19	274	N/A	15.1%
12/31/2019	12.80	19	239	N/A	20.1%
12/31/2018	10.66	21	225	N/A	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.1%
2020	1.3%
2019	2.2%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,994	$119,122	8,011
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$109,994

	Net Assets	Units Outstanding	Accumulation Unit Value
	$109,994	7,457	$14.75

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,394
Net investment income (loss)			2,394

Gain (loss) on investments:
Net realized gain (loss)			(293)
Realized gain distributions			7,655
Net change in unrealized appreciation (depreciation)			(32,189)
Net gain (loss)			(24,827)

Increase (decrease) in net assets from operations			$(22,433)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,394	$1,418
	Net realized gain (loss)	(293)	1,037
	Realized gain distributions	7,655	4,628
	Net change in unrealized appreciation (depreciation)	(32,189)	6,489

	Increase (decrease) in net assets from operations	(22,433)	13,572

	Contract owner transactions:
	Proceeds from units sold	2,851	2,423
	Cost of units redeemed	(2,878)	(2,715)
	Account charges	(3,542)	(3,738)
	Increase (decrease)	(3,569)	(4,030)
	Net increase (decrease)	(26,002)	9,542
	Net assets, beginning	135,996	126,454
	Net assets, ending	$109,994	$135,996

	Units sold	182	143
	Units redeemed	(430)	(379)
	Net increase (decrease)	(248)	(236)
	Units outstanding, beginning	7,705	7,941
	Units outstanding, ending	7,457	7,705

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,490,628
Cost of units redeemed/account charges			(1,477,094)
Net investment income (loss)			30,970
Net realized gain (loss)			31,317
Realized gain distributions			43,301
Net change in unrealized appreciation (depreciation)			(9,128)
Net assets			$109,994

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$14.75	7	$110	N/A	-16.4%
12/31/2021	17.65	8	136	N/A	10.8%
12/31/2020	15.92	8	126	N/A	16.0%
12/31/2019	13.73	9	127	N/A	21.9%
12/31/2018	11.27	10	108	N/A	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.1%
2020	1.1%
2019	2.1%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,709	$148,752	11,786
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$161,709

	Net Assets	Units Outstanding	Accumulation Unit Value
	$161,709	10,522	$15.37

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,318
Net investment income (loss)			3,318

Gain (loss) on investments:
Net realized gain (loss)			1,087
Realized gain distributions			11,506
Net change in unrealized appreciation (depreciation)			(49,116)
Net gain (loss)			(36,523)

Increase (decrease) in net assets from operations			$(33,205)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,318	$2,066
	Net realized gain (loss)	1,087	2,183
	Realized gain distributions	11,506	7,788
	Net change in unrealized appreciation (depreciation)	(49,116)	9,756

	Increase (decrease) in net assets from operations	(33,205)	21,793

	Contract owner transactions:
	Proceeds from units sold	6,422	6,420
	Cost of units redeemed	(879)	(866)
	Account charges	(7,479)	(6,994)
	Increase (decrease)	(1,936)	(1,440)
	Net increase (decrease)	(35,141)	20,353
	Net assets, beginning	196,850	176,497
	Net assets, ending	$161,709	$196,850

	Units sold	404	361
	Units redeemed	(529)	(442)
	Net increase (decrease)	(125)	(81)
	Units outstanding, beginning	10,647	10,728
	Units outstanding, ending	10,522	10,647

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$412,606
Cost of units redeemed/account charges			(383,560)
Net investment income (loss)			34,016
Net realized gain (loss)			23,468
Realized gain distributions			62,222
Net change in unrealized appreciation (depreciation)			12,957
Net assets			$161,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.37	11	$162	N/A	-16.9%
12/31/2021	18.49	11	197	N/A	12.4%
12/31/2020	16.45	11	176	N/A	16.9%
12/31/2019	14.08	11	154	N/A	24.4%
12/31/2018	11.31	14	156	N/A	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.1%
2020	1.2%
2019	1.8%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 02-164

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,715	$9,224	821
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$8,715

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,715	905	$9.63

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$209
Net investment income (loss)			209

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			316
Net change in unrealized appreciation (depreciation)			(1,732)
Net gain (loss)			(1,417)

Increase (decrease) in net assets from operations			$(1,208)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$209	$103
	Net realized gain (loss)	(1)	26
	Realized gain distributions	316	206
	Net change in unrealized appreciation (depreciation)	(1,732)	(9)

	Increase (decrease) in net assets from operations	(1,208)	326

	Contract owner transactions:
	Proceeds from units sold	57	74
	Cost of units redeemed	-	-
	Account charges	(190)	(205)
	Increase (decrease)	(133)	(131)
	Net increase (decrease)	(1,341)	195
	Net assets, beginning	10,056	9,861
	Net assets, ending	$8,715	$10,056

	Units sold	5	7
	Units redeemed	(19)	(19)
	Net increase (decrease)	(14)	(12)
	Units outstanding, beginning	919	931
	Units outstanding, ending	905	919

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$120,337
Cost of units redeemed/account charges			(128,444)
Net investment income (loss)			7,914
Net realized gain (loss)			4,854
Realized gain distributions			4,563
Net change in unrealized appreciation (depreciation)			(509)
Net assets			$8,715

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.63	1	$9	N/A	-12.0%
12/31/2021	10.94	1	10	N/A	3.3%
12/31/2020	10.59	1	10	N/A	10.5%
12/31/2019	9.59	1	9	N/A	11.9%
12/31/2018	8.56	1	8	N/A	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.0%
2020	1.3%
2019	2.1%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth Portfolio Initial Class - 02-210

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,641,252	$5,120,479	78,885
Receivables: investments sold	-
Payables: investments purchased	(135)
Net assets	$5,641,117

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,641,117	174,136	$32.39

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$39,316
Net investment income (loss)			39,316

Gain (loss) on investments:
Net realized gain (loss)			164,222
Realized gain distributions			473,875
Net change in unrealized appreciation (depreciation)			(2,595,089)
Net gain (loss)			(1,956,992)

Increase (decrease) in net assets from operations			$(1,917,676)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$39,316	$-
	Net realized gain (loss)	164,222	496,437
	Realized gain distributions	473,875	1,585,938
	Net change in unrealized appreciation (depreciation)	(2,595,089)	(495,218)

	Increase (decrease) in net assets from operations	(1,917,676)	1,587,157

	Contract owner transactions:
	Proceeds from units sold	251,660	220,290
	Cost of units redeemed	(428,286)	(777,094)
	Account charges	(262,193)	(282,047)
	Increase (decrease)	(438,819)	(838,851)
	Net increase (decrease)	(2,356,495)	748,306
	Net assets, beginning	7,997,612	7,249,306
	Net assets, ending	$5,641,117	$7,997,612

	Units sold	7,108	7,074
	Units redeemed	(19,474)	(28,868)
	Net increase (decrease)	(12,366)	(21,794)
	Units outstanding, beginning	186,502	208,296
	Units outstanding, ending	174,136	186,502

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,508,642
Cost of units redeemed/account charges			(28,358,186)
Net investment income (loss)			639,471
Net realized gain (loss)			1,391,146
Realized gain distributions			4,939,271
Net change in unrealized appreciation (depreciation)			520,773
Net assets			$5,641,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$32.39	174	$5,641	N/A	-24.5%
12/31/2021	42.88	187	7,998	N/A	23.2%
12/31/2020	34.80	208	7,249	N/A	43.9%
12/31/2019	24.19	228	5,519	N/A	34.3%
12/31/2018	18.01	245	4,413	N/A	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.1%
2019	0.3%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP High Income Portfolio Initial Class - 02-215

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,916,711	$2,316,203	434,558
Receivables: investments sold	-
Payables: investments purchased	(310)
Net assets	$1,916,401

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,916,401	172,465	$11.11

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$102,874
Net investment income (loss)			102,874

Gain (loss) on investments:
Net realized gain (loss)			(33,858)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(337,316)
Net gain (loss)			(371,174)

Increase (decrease) in net assets from operations			$(268,300)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$102,874	$129,114
	Net realized gain (loss)	(33,858)	(1,987)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(337,316)	(26,265)

	Increase (decrease) in net assets from operations	(268,300)	100,862

	Contract owner transactions:
	Proceeds from units sold	67,433	472,608
	Cost of units redeemed	(266,370)	(166,780)
	Account charges	(99,097)	(94,250)
	Increase (decrease)	(298,034)	211,578
	Net increase (decrease)	(566,334)	312,440
	Net assets, beginning	2,482,735	2,170,295
	Net assets, ending	$1,916,401	$2,482,735

	Units sold	5,961	38,824
	Units redeemed	(31,512)	(21,541)
	Net increase (decrease)	(25,551)	17,283
	Units outstanding, beginning	198,016	180,733
	Units outstanding, ending	172,465	198,016

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,811,847
Cost of units redeemed/account charges			(6,117,197)
Net investment income (loss)			1,983,910
Net realized gain (loss)			(362,667)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(399,492)
Net assets			$1,916,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$11.11	172	$1,916	N/A	-11.4%
12/31/2021	12.54	198	2,483	N/A	4.4%
12/31/2020	12.01	181	2,170	N/A	2.7%
12/31/2019	11.69	183	2,136	N/A	15.1%
12/31/2018	10.15	106	1,073	N/A	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.7%
2021	5.5%
2020	4.8%
2019	6.2%
2018	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 02-225

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,866,187	$5,361,821	28,991
Receivables: investments sold	-
Payables: investments purchased	(673)
Net assets	$10,865,514

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,865,514	408,704	$26.59

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$172,931
Net investment income (loss)			172,931

Gain (loss) on investments:
Net realized gain (loss)			784,665
Realized gain distributions			96,255
Net change in unrealized appreciation (depreciation)			(3,647,057)
Net gain (loss)			(2,766,137)

Increase (decrease) in net assets from operations			$(2,593,206)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$172,931	$168,527
	Net realized gain (loss)	784,665	447,194
	Realized gain distributions	96,255	96,944
	Net change in unrealized appreciation (depreciation)	(3,647,057)	2,617,045

	Increase (decrease) in net assets from operations	(2,593,206)	3,329,710

	Contract owner transactions:
	Proceeds from units sold	267,201	417,749
	Cost of units redeemed	(1,170,529)	(599,745)
	Account charges	(354,590)	(353,459)
	Increase (decrease)	(1,257,918)	(535,455)
	Net increase (decrease)	(3,851,124)	2,794,255
	Net assets, beginning	14,716,638	11,922,383
	Net assets, ending	$10,865,514	$14,716,638

	Units sold	11,114	14,539
	Units redeemed	(55,156)	(33,388)
	Net increase (decrease)	(44,042)	(18,849)
	Units outstanding, beginning	452,746	471,595
	Units outstanding, ending	408,704	452,746

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$48,904,066
Cost of units redeemed/account charges			(55,428,174)
Net investment income (loss)			4,389,710
Net realized gain (loss)			5,885,000
Realized gain distributions			1,610,546
Net change in unrealized appreciation (depreciation)			5,504,366
Net assets			$10,865,514

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$26.59	409	$10,866	N/A	-18.2%
12/31/2021	32.51	453	14,717	N/A	28.6%
12/31/2020	25.28	472	11,922	N/A	18.2%
12/31/2019	21.38	516	11,042	N/A	31.4%
12/31/2018	16.28	558	9,086	N/A	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.3%
2020	1.6%
2019	2.0%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Government Money Market Portfolio Initial Class - 02-250

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$671,915	$679,199	671,958
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$671,958

	Net Assets	Units Outstanding	Accumulation Unit Value
	$671,958	424,034	$1.58

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,066
Net investment income (loss)			10,066

Gain (loss) on investments:
Net realized gain (loss)			(1,039)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,040
Net gain (loss)			1

Increase (decrease) in net assets from operations			$10,067

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$10,066	$72
	Net realized gain (loss)	(1,039)	(1,491)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	1,040	1,493

	Increase (decrease) in net assets from operations	10,067	74

	Contract owner transactions:
	Proceeds from units sold	68,156	34,212
	Cost of units redeemed	(56,317)	(133,177)
	Account charges	(34,246)	(26,613)
	Increase (decrease)	(22,407)	(125,578)
	Net increase (decrease)	(12,340)	(125,504)
	Net assets, beginning	684,298	809,802
	Net assets, ending	$671,958	$684,298

	Units sold	43,622	31,973
	Units redeemed	(57,617)	(112,330)
	Net increase (decrease)	(13,995)	(80,357)
	Units outstanding, beginning	438,029	518,386
	Units outstanding, ending	424,034	438,029

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$20,861,383
Cost of units redeemed/account charges			(20,685,775)
Net investment income (loss)			495,510
Net realized gain (loss)			7,285
Realized gain distributions			839
Net change in unrealized appreciation (depreciation)			(7,284)
Net assets			$671,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$1.58	424	$672	N/A	1.4%
12/31/2021	1.56	438	684	N/A	0.0%
12/31/2020	1.56	518	810	N/A	0.3%
12/31/2019	1.56	432	673	N/A	2.0%
12/31/2018	1.53	449	686	N/A	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.0%
2020	0.3%
2019	2.0%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 02-220

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,435,787	$1,310,802	66,178
Receivables: investments sold	291
Payables: investments purchased	-
Net assets	$1,436,078

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,436,078	109,033	$13.17

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,362
Net investment income (loss)			16,362

Gain (loss) on investments:
Net realized gain (loss)			38,079
Realized gain distributions			14,402
Net change in unrealized appreciation (depreciation)			(559,358)
Net gain (loss)			(506,877)

Increase (decrease) in net assets from operations			$(490,515)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$16,362	$10,198
	Net realized gain (loss)	38,079	62,414
	Realized gain distributions	14,402	142,925
	Net change in unrealized appreciation (depreciation)	(559,358)	125,052

	Increase (decrease) in net assets from operations	(490,515)	340,589

	Contract owner transactions:
	Proceeds from units sold	95,355	158,564
	Cost of units redeemed	(143,913)	(138,813)
	Account charges	(73,151)	(72,913)
	Increase (decrease)	(121,709)	(53,162)
	Net increase (decrease)	(612,224)	287,427
	Net assets, beginning	2,048,302	1,760,875
	Net assets, ending	$1,436,078	$2,048,302

	Units sold	7,035	10,242
	Units redeemed	(15,442)	(13,650)
	Net increase (decrease)	(8,407)	(3,408)
	Units outstanding, beginning	117,440	120,848
	Units outstanding, ending	109,033	117,440

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$29,042,095
Cost of units redeemed/account charges			(29,391,474)
Net investment income (loss)			741,666
Net realized gain (loss)			(292,934)
Realized gain distributions			1,211,740
Net change in unrealized appreciation (depreciation)			124,985
Net assets			$1,436,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.17	109	$1,436	N/A	-24.5%
12/31/2021	17.44	117	2,048	N/A	19.7%
12/31/2020	14.57	121	1,761	N/A	15.6%
12/31/2019	12.60	132	1,660	N/A	27.8%
12/31/2018	9.86	138	1,359	N/A	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.5%
2020	0.4%
2019	1.8%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,039	$90,583	2,628
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$82,023

	Net Assets	Units Outstanding	Accumulation Unit Value
	$82,023	3,813	$21.51

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$231
Net investment income (loss)			231

Gain (loss) on investments:
Net realized gain (loss)			(19)
Realized gain distributions			5,905
Net change in unrealized appreciation (depreciation)			(21,347)
Net gain (loss)			(15,461)

Increase (decrease) in net assets from operations			$(15,230)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$231	$350
	Net realized gain (loss)	(19)	853
	Realized gain distributions	5,905	15,937
	Net change in unrealized appreciation (depreciation)	(21,347)	2,834

	Increase (decrease) in net assets from operations	(15,230)	19,974

	Contract owner transactions:
	Proceeds from units sold	2,868	7,661
	Cost of units redeemed	(4,491)	(286)
	Account charges	(3,734)	(3,513)
	Increase (decrease)	(5,357)	3,862
	Net increase (decrease)	(20,587)	23,836
	Net assets, beginning	102,610	78,774
	Net assets, ending	$82,023	$102,610

	Units sold	130	318
	Units redeemed	(374)	(163)
	Net increase (decrease)	(244)	155
	Units outstanding, beginning	4,057	3,902
	Units outstanding, ending	3,813	4,057

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,986,451
Cost of units redeemed/account charges			(3,036,948)
Net investment income (loss)			18,932
Net realized gain (loss)			728,284
Realized gain distributions			393,848
Net change in unrealized appreciation (depreciation)			(8,544)
Net assets			$82,023

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$21.51	4	$82	N/A	-15.0%
12/31/2021	25.30	4	103	N/A	25.3%
12/31/2020	20.19	4	79	N/A	17.9%
12/31/2019	17.13	9	161	N/A	23.2%
12/31/2018	13.90	9	130	N/A	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.4%
2020	0.5%
2019	0.7%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 02-230

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,659,155	$1,847,202	115,893
Receivables: investments sold	433
Payables: investments purchased	-
Net assets	$1,659,588

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,659,588	103,775	$15.99

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$36,586
Net investment income (loss)			36,586

Gain (loss) on investments:
Net realized gain (loss)			(2,232)
Realized gain distributions			118,222
Net change in unrealized appreciation (depreciation)			(454,253)
Net gain (loss)			(338,263)

Increase (decrease) in net assets from operations			$(301,677)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$36,586	$32,479
	Net realized gain (loss)	(2,232)	35,981
	Realized gain distributions	118,222	11,155
	Net change in unrealized appreciation (depreciation)	(454,253)	85,454

	Increase (decrease) in net assets from operations	(301,677)	165,069

	Contract owner transactions:
	Proceeds from units sold	69,436	729,109
	Cost of units redeemed	(69,910)	(158,505)
	Account charges	(86,576)	(87,528)
	Increase (decrease)	(87,050)	483,076
	Net increase (decrease)	(388,727)	648,145
	Net assets, beginning	2,048,315	1,400,170
	Net assets, ending	$1,659,588	$2,048,315

	Units sold	4,657	40,794
	Units redeemed	(9,835)	(13,705)
	Net increase (decrease)	(5,178)	27,089
	Units outstanding, beginning	108,953	81,864
	Units outstanding, ending	103,775	108,953

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,470,252
Cost of units redeemed/account charges			(11,546,999)
Net investment income (loss)			1,008,566
Net realized gain (loss)			(72,018)
Realized gain distributions			987,834
Net change in unrealized appreciation (depreciation)			(188,047)
Net assets			$1,659,588

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.99	104	$1,660	N/A	-14.9%
12/31/2021	18.80	109	2,048	N/A	9.9%
12/31/2020	17.10	82	1,400	N/A	14.9%
12/31/2019	14.89	87	1,302	N/A	18.2%
12/31/2018	12.59	100	1,261	N/A	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.9%
2020	1.4%
2019	1.7%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 02-245

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,720,373	$8,586,346	256,567
Receivables: investments sold	-
Payables: investments purchased	(1,589)
Net assets	$9,718,784

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,718,784	263,397	$36.90

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$54,717
Net investment income (loss)			54,717

Gain (loss) on investments:
Net realized gain (loss)			347,877
Realized gain distributions			521,241
Net change in unrealized appreciation (depreciation)			(4,639,584)
Net gain (loss)			(3,770,466)

Increase (decrease) in net assets from operations			$(3,715,749)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$54,717	$8,380
	Net realized gain (loss)	347,877	502,348
	Realized gain distributions	521,241	1,673,317
	Net change in unrealized appreciation (depreciation)	(4,639,584)	1,088,149

	Increase (decrease) in net assets from operations	(3,715,749)	3,272,194

	Contract owner transactions:
	Proceeds from units sold	371,925	323,832
	Cost of units redeemed	(993,532)	(925,683)
	Account charges	(438,867)	(468,475)
	Increase (decrease)	(1,060,474)	(1,070,326)
	Net increase (decrease)	(4,776,223)	2,201,868
	Net assets, beginning	14,495,007	12,293,139
	Net assets, ending	$9,718,784	$14,495,007

	Units sold	10,225	7,889
	Units redeemed	(36,303)	(32,251)
	Net increase (decrease)	(26,078)	(24,362)
	Units outstanding, beginning	289,475	313,837
	Units outstanding, ending	263,397	289,475

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$38,082,824
Cost of units redeemed/account charges			(45,387,446)
Net investment income (loss)			1,793,896
Net realized gain (loss)			3,017,220
Realized gain distributions			11,078,263
Net change in unrealized appreciation (depreciation)			1,134,027
Net assets			$9,718,784

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$36.90	263	$9,719	N/A	-26.3%
12/31/2021	50.07	289	14,495	N/A	27.8%
12/31/2020	39.17	314	12,293	N/A	30.6%
12/31/2019	30.00	343	10,285	N/A	31.6%
12/31/2018	22.80	370	8,445	N/A	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.5%
2021	0.1%
2020	0.2%
2019	0.5%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 02-205

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,889,186	$2,683,729	122,623
Receivables: investments sold	-
Payables: investments purchased	(169)
Net assets	$2,889,017

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,889,017	125,228	$23.07

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$55,652
Net investment income (loss)			55,652

Gain (loss) on investments:
Net realized gain (loss)			45,387
Realized gain distributions			97,695
Net change in unrealized appreciation (depreciation)			(366,180)
Net gain (loss)			(223,098)

Increase (decrease) in net assets from operations			$(167,446)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$55,652	$60,753
	Net realized gain (loss)	45,387	97,660
	Realized gain distributions	97,695	356,647
	Net change in unrealized appreciation (depreciation)	(366,180)	197,950

	Increase (decrease) in net assets from operations	(167,446)	713,010

	Contract owner transactions:
	Proceeds from units sold	91,006	78,403
	Cost of units redeemed	(252,648)	(349,550)
	Account charges	(127,077)	(119,033)
	Increase (decrease)	(288,719)	(390,180)
	Net increase (decrease)	(456,165)	322,830
	Net assets, beginning	3,345,182	3,022,352
	Net assets, ending	$2,889,017	$3,345,182

	Units sold	4,832	5,727
	Units redeemed	(17,416)	(23,422)
	Net increase (decrease)	(12,584)	(17,695)
	Units outstanding, beginning	137,812	155,507
	Units outstanding, ending	125,228	137,812

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$16,665,694
Cost of units redeemed/account charges			(17,581,178)
Net investment income (loss)			1,673,416
Net realized gain (loss)			(1,262,426)
Realized gain distributions			3,188,054
Net change in unrealized appreciation (depreciation)			205,457
Net assets			$2,889,017

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$23.07	125	$2,889	N/A	-5.0%
12/31/2021	24.27	138	3,345	N/A	24.9%
12/31/2020	19.44	156	3,022	N/A	6.7%
12/31/2019	18.22	159	2,905	N/A	27.4%
12/31/2018	14.29	168	2,406	N/A	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.9%
2020	1.7%
2019	2.1%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 02-906

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,004,158	$3,823,263	225,493
Receivables: investments sold	-
Payables: investments purchased	(579)
Net assets	$3,003,579

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,003,579	192,829	$15.58

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$38,491
Net investment income (loss)			38,491

Gain (loss) on investments:
Net realized gain (loss)			(49,660)
Realized gain distributions			552,708
Net change in unrealized appreciation (depreciation)			(877,992)
Net gain (loss)			(374,944)

Increase (decrease) in net assets from operations			$(336,453)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$38,491	$37,269
	Net realized gain (loss)	(49,660)	5,604
	Realized gain distributions	552,708	83,121
	Net change in unrealized appreciation (depreciation)	(877,992)	262,858

	Increase (decrease) in net assets from operations	(336,453)	388,852

	Contract owner transactions:
	Proceeds from units sold	274,064	1,758,699
	Cost of units redeemed	(224,721)	(181,215)
	Account charges	(132,169)	(95,772)
	Increase (decrease)	(82,826)	1,481,712
	Net increase (decrease)	(419,279)	1,870,564
	Net assets, beginning	3,422,858	1,552,294
	Net assets, ending	$3,003,579	$3,422,858

	Units sold	17,263	102,547
	Units redeemed	(22,610)	(17,316)
	Net increase (decrease)	(5,347)	85,231
	Units outstanding, beginning	198,176	112,945
	Units outstanding, ending	192,829	198,176

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,857,334
Cost of units redeemed/account charges			(2,909,047)
Net investment income (loss)			187,008
Net realized gain (loss)			(106,954)
Realized gain distributions			1,794,343
Net change in unrealized appreciation (depreciation)			(819,105)
Net assets			$3,003,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.58	193	$3,004	N/A	-9.8%
12/31/2021	17.27	198	3,423	N/A	25.7%
12/31/2020	13.74	113	1,552	N/A	5.4%
12/31/2019	13.04	115	1,499	N/A	26.7%
12/31/2018	10.29	114	1,176	N/A	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.5%
2020	1.4%
2019	1.3%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Global Bond VIP Fund 1 Class - 02-907

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,861	$125,779	7,289
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$95,856

	Net Assets	Units Outstanding	Accumulation Unit Value
	$95,856	12,789	$7.50

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1,511)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,376)
Net gain (loss)			(4,887)

Increase (decrease) in net assets from operations			$(4,887)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(1,511)	(3,904)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(3,376)	(1,043)

	Increase (decrease) in net assets from operations	(4,887)	(4,947)

	Contract owner transactions:
	Proceeds from units sold	5,054	6,794
	Cost of units redeemed	(444)	(12,769)
	Account charges	(4,792)	(4,784)
	Increase (decrease)	(182)	(10,759)
	Net increase (decrease)	(5,069)	(15,706)
	Net assets, beginning	100,925	116,631
	Net assets, ending	$95,856	$100,925

	Units sold	656	845
	Units redeemed	(680)	(2,154)
	Net increase (decrease)	(24)	(1,309)
	Units outstanding, beginning	12,813	14,122
	Units outstanding, ending	12,789	12,813

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$732,628
Cost of units redeemed/account charges			(710,594)
Net investment income (loss)			125,984
Net realized gain (loss)			(31,361)
Realized gain distributions			9,117
Net change in unrealized appreciation (depreciation)			(29,918)
Net assets			$95,856

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.50	13	$96	N/A	-4.8%
12/31/2021	7.88	13	101	N/A	-4.6%
12/31/2020	8.26	14	117	N/A	-5.1%
12/31/2019	8.70	18	160	N/A	2.3%
12/31/2018	8.51	19	158	N/A	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	7.7%
2019	7.2%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Allocation VIP Fund 1 Class - 02-908

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,315	$54,715	9,036
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$40,304

	Net Assets	Units Outstanding	Accumulation Unit Value
	$40,304	4,127	$9.76

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$897
Net investment income (loss)			897

Gain (loss) on investments:
Net realized gain (loss)			(3,065)
Realized gain distributions			4,433
Net change in unrealized appreciation (depreciation)			(11,067)
Net gain (loss)			(9,699)

Increase (decrease) in net assets from operations			$(8,802)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$897	$1,159
	Net realized gain (loss)	(3,065)	(664)
	Realized gain distributions	4,433	-
	Net change in unrealized appreciation (depreciation)	(11,067)	6,127

	Increase (decrease) in net assets from operations	(8,802)	6,622

	Contract owner transactions:
	Proceeds from units sold	3,003	2,824
	Cost of units redeemed	(11,371)	(257)
	Account charges	(2,791)	(6,453)
	Increase (decrease)	(11,159)	(3,886)
	Net increase (decrease)	(19,961)	2,736
	Net assets, beginning	60,265	57,529
	Net assets, ending	$40,304	$60,265

	Units sold	292	257
	Units redeemed	(1,369)	(608)
	Net increase (decrease)	(1,077)	(351)
	Units outstanding, beginning	5,204	5,555
	Units outstanding, ending	4,127	5,204

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$189,897
Cost of units redeemed/account charges			(207,478)
Net investment income (loss)			30,782
Net realized gain (loss)			(520)
Realized gain distributions			42,023
Net change in unrealized appreciation (depreciation)			(14,400)
Net assets			$40,304

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.76	4	$40	N/A	-15.7%
12/31/2021	11.58	5	60	N/A	11.8%
12/31/2020	10.36	6	58	N/A	12.2%
12/31/2019	9.23	6	55	N/A	20.0%
12/31/2018	7.69	6	48	N/A	-9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.0%
2020	1.6%
2019	3.9%
2018	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Templeton Foreign VIP Fund 2 Class - 02-909

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,105	$41,337	2,966
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$36,104

	Net Assets	Units Outstanding	Accumulation Unit Value
	$36,104	3,975	$9.08

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,238
Net investment income (loss)			1,238

Gain (loss) on investments:
Net realized gain (loss)			(1,832)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,426)
Net gain (loss)			(5,258)

Increase (decrease) in net assets from operations			$(4,020)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,238	$824
	Net realized gain (loss)	(1,832)	(14)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(3,426)	923

	Increase (decrease) in net assets from operations	(4,020)	1,733

	Contract owner transactions:
	Proceeds from units sold	2,494	2,396
	Cost of units redeemed	(4,488)	(446)
	Account charges	(1,852)	(1,730)
	Increase (decrease)	(3,846)	220
	Net increase (decrease)	(7,866)	1,953
	Net assets, beginning	43,970	42,017
	Net assets, ending	$36,104	$43,970

	Units sold	283	236
	Units redeemed	(781)	(215)
	Net increase (decrease)	(498)	21
	Units outstanding, beginning	4,473	4,452
	Units outstanding, ending	3,975	4,473

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,492,368
Cost of units redeemed/account charges			(8,163,786)
Net investment income (loss)			570,946
Net realized gain (loss)			991,773
Realized gain distributions			150,035
Net change in unrealized appreciation (depreciation)			(5,232)
Net assets			$36,104

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.08	4	$36	N/A	-7.6%
12/31/2021	9.83	4	44	N/A	4.2%
12/31/2020	9.44	4	42	N/A	-1.2%
12/31/2019	9.55	6	54	N/A	12.5%
12/31/2018	8.49	6	51	N/A	-15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.1%
2021	1.9%
2020	2.5%
2019	1.7%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,720,765	$2,720,765	2,720,723
Receivables: investments sold	-
Payables: investments purchased	(42)
Net assets	$2,720,723

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,720,723	515,393	$5.28

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$38,356
Net investment income (loss)			38,356

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$38,356

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$38,356	$203
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	38,356	203

	Contract owner transactions:
	Proceeds from units sold	2,276,094	2,613,830
	Cost of units redeemed	(2,382,093)	(3,146,619)
	Account charges	(180,299)	(169,269)
	Increase (decrease)	(286,298)	(702,058)
	Net increase (decrease)	(247,942)	(701,855)
	Net assets, beginning	2,968,665	3,670,520
	Net assets, ending	$2,720,723	$2,968,665

	Units sold	438,461	521,182
	Units redeemed	(493,151)	(656,010)
	Net increase (decrease)	(54,690)	(134,828)
	Units outstanding, beginning	570,083	704,911
	Units outstanding, ending	515,393	570,083

	* Date of Fund Inception into Variable Account: 11 /19 /2015
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,952,366
Cost of units redeemed/account charges			(19,420,862)
Net investment income (loss)			189,219
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$2,720,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.28	515	$2,721	N/A	1.4%
12/31/2021	5.21	570	2,969	N/A	0.0%
12/31/2020	5.21	705	3,671	N/A	0.3%
12/31/2019	5.19	675	3,504	N/A	1.8%
12/31/2018	5.10	709	3,614	N/A	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.0%
2020	0.3%
2019	1.8%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 02-606

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,085,477	$2,340,881	61,683
Receivables: investments sold	-
Payables: investments purchased	(88)
Net assets	$3,085,389

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,085,389	213,990	$14.42

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$54,082
Net investment income (loss)			54,082

Gain (loss) on investments:
Net realized gain (loss)			92,072
Realized gain distributions			350,261
Net change in unrealized appreciation (depreciation)			(1,272,503)
Net gain (loss)			(830,170)

Increase (decrease) in net assets from operations			$(776,088)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$54,082	$20,295
	Net realized gain (loss)	92,072	193,219
	Realized gain distributions	350,261	181,940
	Net change in unrealized appreciation (depreciation)	(1,272,503)	251,907

	Increase (decrease) in net assets from operations	(776,088)	647,361

	Contract owner transactions:
	Proceeds from units sold	139,432	146,171
	Cost of units redeemed	(177,370)	(313,296)
	Account charges	(151,740)	(162,138)
	Increase (decrease)	(189,678)	(329,263)
	Net increase (decrease)	(965,766)	318,098
	Net assets, beginning	4,051,155	3,733,057
	Net assets, ending	$3,085,389	$4,051,155

	Units sold	11,524	9,158
	Units redeemed	(23,965)	(29,123)
	Net increase (decrease)	(12,441)	(19,965)
	Units outstanding, beginning	226,431	246,396
	Units outstanding, ending	213,990	226,431

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$18,365,033
Cost of units redeemed/account charges			(18,024,935)
Net investment income (loss)			895,074
Net realized gain (loss)			219,327
Realized gain distributions			886,294
Net change in unrealized appreciation (depreciation)			744,596
Net assets			$3,085,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$14.42	214	$3,085	N/A	-19.4%
12/31/2021	17.89	226	4,051	N/A	18.1%
12/31/2020	15.15	246	3,733	N/A	20.1%
12/31/2019	12.62	259	3,274	N/A	29.0%
12/31/2018	9.78	278	2,718	N/A	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.5%
2020	0.8%
2019	1.0%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Overseas Portfolio Service Class - 02-609

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,808	$35,020	1,055
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$38,805

	Net Assets	Units Outstanding	Accumulation Unit Value
	$38,805	3,909	$9.93

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$660
Net investment income (loss)			660

Gain (loss) on investments:
Net realized gain (loss)			396
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,091)
Net gain (loss)			(4,695)

Increase (decrease) in net assets from operations			$(4,035)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$660	$433
	Net realized gain (loss)	396	172
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(5,091)	3,681

	Increase (decrease) in net assets from operations	(4,035)	4,286

	Contract owner transactions:
	Proceeds from units sold	446	19,512
	Cost of units redeemed	(2,686)	-
	Account charges	(777)	(710)
	Increase (decrease)	(3,017)	18,802
	Net increase (decrease)	(7,052)	23,088
	Net assets, beginning	45,857	22,769
	Net assets, ending	$38,805	$45,857

	Units sold	49	1,909
	Units redeemed	(351)	(67)
	Net increase (decrease)	(302)	1,842
	Units outstanding, beginning	4,211	2,369
	Units outstanding, ending	3,909	4,211

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$371,586
Cost of units redeemed/account charges			(322,379)
Net investment income (loss)			8,788
Net realized gain (loss)			(35,051)
Realized gain distributions			12,073
Net change in unrealized appreciation (depreciation)			3,788
Net assets			$38,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.93	4	$39	N/A	-8.8%
12/31/2021	10.89	4	46	N/A	13.3%
12/31/2020	9.61	2	23	N/A	16.0%
12/31/2019	8.28	2	17	N/A	26.7%
12/31/2018	6.54	2	13	N/A	-15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.3%
2020	1.1%
2019	1.9%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 02-259

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,393	$29,675	1,879
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$29,391

	Net Assets	Units Outstanding	Accumulation Unit Value
	$29,391	1,746	$16.83

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$344
Net investment income (loss)			344

Gain (loss) on investments:
Net realized gain (loss)			128
Realized gain distributions			2,340
Net change in unrealized appreciation (depreciation)			(4,667)
Net gain (loss)			(2,199)

Increase (decrease) in net assets from operations			$(1,855)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$344	$93
	Net realized gain (loss)	128	50
	Realized gain distributions	2,340	-
	Net change in unrealized appreciation (depreciation)	(4,667)	5,086

	Increase (decrease) in net assets from operations	(1,855)	5,229

	Contract owner transactions:
	Proceeds from units sold	994	1,361
	Cost of units redeemed	(1,454)	(184)
	Account charges	(784)	(715)
	Increase (decrease)	(1,244)	462
	Net increase (decrease)	(3,099)	5,691
	Net assets, beginning	32,490	26,799
	Net assets, ending	$29,391	$32,490

	Units sold	58	80
	Units redeemed	(131)	(53)
	Net increase (decrease)	(73)	27
	Units outstanding, beginning	1,819	1,792
	Units outstanding, ending	1,746	1,819

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$111,598
Cost of units redeemed/account charges			(103,199)
Net investment income (loss)			3,366
Net realized gain (loss)			(1,095)
Realized gain distributions			19,003
Net change in unrealized appreciation (depreciation)			(282)
Net assets			$29,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$16.83	2	$29	N/A	-5.8%
12/31/2021	17.86	2	32	N/A	19.4%
12/31/2020	14.96	2	27	N/A	-1.2%
12/31/2019	15.14	2	30	N/A	30.0%
12/31/2018	11.64	2	23	N/A	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.3%
2020	0.9%
2019	1.5%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Balanced Portfolio Service Class - 02-611

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,452,445	$5,230,526	151,910
Receivables: investments sold	-
Payables: investments purchased	(795)
Net assets	$6,451,650

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,451,650	803,742	$8.03

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$81,083
Net investment income (loss)			81,083

Gain (loss) on investments:
Net realized gain (loss)			336,075
Realized gain distributions			215,289
Net change in unrealized appreciation (depreciation)			(2,165,751)
Net gain (loss)			(1,614,387)

Increase (decrease) in net assets from operations			$(1,533,304)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$81,083	$77,038
	Net realized gain (loss)	336,075	182,935
	Realized gain distributions	215,289	47,190
	Net change in unrealized appreciation (depreciation)	(2,165,751)	1,074,002

	Increase (decrease) in net assets from operations	(1,533,304)	1,381,165

	Contract owner transactions:
	Proceeds from units sold	143,224	200,779
	Cost of units redeemed	(1,243,104)	(314,000)
	Account charges	(278,972)	(289,736)
	Increase (decrease)	(1,378,852)	(402,957)
	Net increase (decrease)	(2,912,156)	978,208
	Net assets, beginning	9,363,806	8,385,598
	Net assets, ending	$6,451,650	$9,363,806

	Units sold	19,752	36,732
	Units redeemed	(188,699)	(82,407)
	Net increase (decrease)	(168,947)	(45,675)
	Units outstanding, beginning	972,689	1,018,364
	Units outstanding, ending	803,742	972,689

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$8,863,642
Cost of units redeemed/account charges			(6,283,969)
Net investment income (loss)			779,048
Net realized gain (loss)			1,089,286
Realized gain distributions			781,724
Net change in unrealized appreciation (depreciation)			1,221,919
Net assets			$6,451,650

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.03	804	$6,452	N/A	-16.6%
12/31/2021	9.63	973	9,364	N/A	16.9%
12/31/2020	8.23	1,018	8,386	N/A	14.0%
12/31/2019	7.22	1,159	8,368	N/A	22.3%
12/31/2018	5.91	1,270	7,502	N/A	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	0.9%
2020	2.0%
2019	1.7%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,124,508	$4,956,497	414,891
Receivables: investments sold	-
Payables: investments purchased	(488)
Net assets	$4,124,020

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,124,020	302,000	$13.66

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$118,651
Net investment income (loss)			118,651

Gain (loss) on investments:
Net realized gain (loss)			(52,634)
Realized gain distributions			76,858
Net change in unrealized appreciation (depreciation)			(823,438)
Net gain (loss)			(799,214)

Increase (decrease) in net assets from operations			$(680,563)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$118,651	$140,980
	Net realized gain (loss)	(52,634)	9,281
	Realized gain distributions	76,858	102,144
	Net change in unrealized appreciation (depreciation)	(823,438)	(276,911)

	Increase (decrease) in net assets from operations	(680,563)	(24,506)

	Contract owner transactions:
	Proceeds from units sold	269,962	1,527,019
	Cost of units redeemed	(424,994)	(205,885)
	Account charges	(194,832)	(174,829)
	Increase (decrease)	(349,864)	1,146,305
	Net increase (decrease)	(1,030,427)	1,121,799
	Net assets, beginning	5,154,447	4,032,648
	Net assets, ending	$4,124,020	$5,154,447

	Units sold	20,324	97,648
	Units redeemed	(44,227)	(24,427)
	Net increase (decrease)	(23,903)	73,221
	Units outstanding, beginning	325,903	252,682
	Units outstanding, ending	302,000	325,903

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,738,562
Cost of units redeemed/account charges			(27,626,687)
Net investment income (loss)			4,835,374
Net realized gain (loss)			211,202
Realized gain distributions			797,558
Net change in unrealized appreciation (depreciation)			(831,989)
Net assets			$4,124,020

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.66	302	$4,124	N/A	-13.7%
12/31/2021	15.82	326	5,154	N/A	-0.9%
12/31/2020	15.96	253	4,033	N/A	10.5%
12/31/2019	14.45	285	4,115	N/A	9.6%
12/31/2018	13.18	351	4,621	N/A	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	3.1%
2020	2.9%
2019	3.1%
2018	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Janus Henderson Forty Portfolio Institutional Class - 02-602

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,017	$186,197	4,278
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$145,005

	Net Assets	Units Outstanding	Accumulation Unit Value
	$145,005	8,596	$16.87

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$317
Net investment income (loss)			317

Gain (loss) on investments:
Net realized gain (loss)			(3,952)
Realized gain distributions			27,436
Net change in unrealized appreciation (depreciation)			(103,787)
Net gain (loss)			(80,303)

Increase (decrease) in net assets from operations			$(79,986)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$317	$1,570
	Net realized gain (loss)	(3,952)	32,728
	Realized gain distributions	27,436	35,468
	Net change in unrealized appreciation (depreciation)	(103,787)	(9,925)

	Increase (decrease) in net assets from operations	(79,986)	59,841

	Contract owner transactions:
	Proceeds from units sold	2,148	44,890
	Cost of units redeemed	(12,982)	(95,887)
	Account charges	(6,495)	(9,268)
	Increase (decrease)	(17,329)	(60,265)
	Net increase (decrease)	(97,315)	(424)
	Net assets, beginning	242,320	242,744
	Net assets, ending	$145,005	$242,320

	Units sold	123	2,189
	Units redeemed	(1,072)	(4,395)
	Net increase (decrease)	(949)	(2,206)
	Units outstanding, beginning	9,545	11,751
	Units outstanding, ending	8,596	9,545

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$299,254
Cost of units redeemed/account charges			(286,397)
Net investment income (loss)			6,503
Net realized gain (loss)			42,321
Realized gain distributions			124,504
Net change in unrealized appreciation (depreciation)			(41,180)
Net assets			$145,005

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$16.87	9	$145	N/A	-33.6%
12/31/2021	25.39	10	242	N/A	22.9%
12/31/2020	20.66	12	243	N/A	39.4%
12/31/2019	14.82	9	128	N/A	37.2%
12/31/2018	10.80	9	95	N/A	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.6%
2020	0.8%
2019	0.2%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,871	$216,677	9,514
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$184,871

	Net Assets	Units Outstanding	Accumulation Unit Value
	$184,871	7,784	$23.75

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(22,426)
Realized gain distributions			57,850
Net change in unrealized appreciation (depreciation)			(146,902)
Net gain (loss)			(111,478)

Increase (decrease) in net assets from operations			$(111,478)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(22,426)	18,373
	Realized gain distributions	57,850	43,626
	Net change in unrealized appreciation (depreciation)	(146,902)	(15,977)

	Increase (decrease) in net assets from operations	(111,478)	46,022

	Contract owner transactions:
	Proceeds from units sold	5,960	4,832
	Cost of units redeemed	(78,832)	(38,775)
	Account charges	(7,640)	(9,860)
	Increase (decrease)	(80,512)	(43,803)
	Net increase (decrease)	(191,990)	2,219
	Net assets, beginning	376,861	374,642
	Net assets, ending	$184,871	$376,861

	Units sold	234	151
	Units redeemed	(3,743)	(1,513)
	Net increase (decrease)	(3,509)	(1,362)
	Units outstanding, beginning	11,293	12,655
	Units outstanding, ending	7,784	11,293

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$586,868
Cost of units redeemed/account charges			(626,329)
Net investment income (loss)			-
Net realized gain (loss)			48,323
Realized gain distributions			207,815
Net change in unrealized appreciation (depreciation)			(31,806)
Net assets			$184,871

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$23.75	8	$185	N/A	-28.8%
12/31/2021	33.37	11	377	N/A	12.7%
12/31/2020	29.60	13	375	N/A	39.7%
12/31/2019	21.19	14	304	N/A	32.5%
12/31/2018	15.99	15	241	N/A	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,017	$424,516	28,685
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$436,016

	Net Assets	Units Outstanding	Accumulation Unit Value
	$436,016	17,437	$25.01

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,724
Net investment income (loss)			2,724

Gain (loss) on investments:
Net realized gain (loss)			12,651
Realized gain distributions			66,703
Net change in unrealized appreciation (depreciation)			(133,250)
Net gain (loss)			(53,896)

Increase (decrease) in net assets from operations			$(51,172)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,724	$3,083
	Net realized gain (loss)	12,651	10,314
	Realized gain distributions	66,703	-
	Net change in unrealized appreciation (depreciation)	(133,250)	123,828

	Increase (decrease) in net assets from operations	(51,172)	137,225

	Contract owner transactions:
	Proceeds from units sold	16,891	28,372
	Cost of units redeemed	(52,807)	(39,808)
	Account charges	(14,404)	(15,397)
	Increase (decrease)	(50,320)	(26,833)
	Net increase (decrease)	(101,492)	110,392
	Net assets, beginning	537,508	427,116
	Net assets, ending	$436,016	$537,508

	Units sold	653	1,132
	Units redeemed	(2,615)	(2,203)
	Net increase (decrease)	(1,962)	(1,071)
	Units outstanding, beginning	19,399	20,470
	Units outstanding, ending	17,437	19,399

	* Date of Fund Inception into Variable Account: 5 /1 /2003
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,069,379
Cost of units redeemed/account charges			(3,312,675)
Net investment income (loss)			69,843
Net realized gain (loss)			141,242
Realized gain distributions			456,726
Net change in unrealized appreciation (depreciation)			11,501
Net assets			$436,016

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$25.01	17	$436	N/A	-9.8%
12/31/2021	27.71	19	538	N/A	32.8%
12/31/2020	20.87	20	427	N/A	-2.6%
12/31/2019	21.43	21	442	N/A	16.7%
12/31/2018	18.35	22	401	N/A	-15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.6%
2020	1.0%
2019	0.7%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 02-875

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,170	$191,637	17,837
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$170,170

	Net Assets	Units Outstanding	Accumulation Unit Value
	$170,170	25,989	$6.55

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,749
Net investment income (loss)			6,749

Gain (loss) on investments:
Net realized gain (loss)			(1,319)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15,332)
Net gain (loss)			(16,651)

Increase (decrease) in net assets from operations			$(9,902)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$6,749	$5,094
	Net realized gain (loss)	(1,319)	(158)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(15,332)	(3,358)

	Increase (decrease) in net assets from operations	(9,902)	1,578

	Contract owner transactions:
	Proceeds from units sold	4,019	6,437
	Cost of units redeemed	(2,722)	(7,827)
	Account charges	(14,644)	(14,258)
	Increase (decrease)	(13,347)	(15,648)
	Net increase (decrease)	(23,249)	(14,070)
	Net assets, beginning	193,419	207,489
	Net assets, ending	$170,170	$193,419

	Units sold	608	932
	Units redeemed	(2,627)	(3,192)
	Net increase (decrease)	(2,019)	(2,260)
	Units outstanding, beginning	28,008	30,268
	Units outstanding, ending	25,989	28,008

	* Date of Fund Inception into Variable Account: 5 /1 /2003
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,474,251
Cost of units redeemed/account charges			(7,496,598)
Net investment income (loss)			378,900
Net realized gain (loss)			(164,916)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,467)
Net assets			$170,170

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.55	26	$170	N/A	-5.2%
12/31/2021	6.91	28	193	N/A	0.7%
12/31/2020	6.86	30	207	N/A	3.5%
12/31/2019	6.63	37	242	N/A	3.7%
12/31/2018	6.39	32	203	N/A	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	3.7%
2021	2.5%
2020	2.2%
2019	2.2%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,487,980	$1,980,071	80,255
Receivables: investments sold	-
Payables: investments purchased	(49)
Net assets	$1,487,931

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,487,931	60,610	$24.55

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(45,494)
Realized gain distributions			337,791
Net change in unrealized appreciation (depreciation)			(1,028,837)
Net gain (loss)			(736,540)

Increase (decrease) in net assets from operations			$(736,540)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(45,494)	65,070
	Realized gain distributions	337,791	342,300
	Net change in unrealized appreciation (depreciation)	(1,028,837)	(215,075)

	Increase (decrease) in net assets from operations	(736,540)	192,295

	Contract owner transactions:
	Proceeds from units sold	104,397	62,148
	Cost of units redeemed	(259,704)	(148,707)
	Account charges	(63,700)	(77,760)
	Increase (decrease)	(219,007)	(164,319)
	Net increase (decrease)	(955,547)	27,976
	Net assets, beginning	2,443,478	2,415,502
	Net assets, ending	$1,487,931	$2,443,478

	Units sold	5,154	2,281
	Units redeemed	(13,165)	(6,969)
	Net increase (decrease)	(8,011)	(4,688)
	Units outstanding, beginning	68,621	73,309
	Units outstanding, ending	60,610	68,621

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,180,014
Cost of units redeemed/account charges			(7,408,837)
Net investment income (loss)			80,776
Net realized gain (loss)			482,498
Realized gain distributions			2,645,571
Net change in unrealized appreciation (depreciation)			(492,091)
Net assets			$1,487,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$24.55	61	$1,488	N/A	-31.1%
12/31/2021	35.61	69	2,443	N/A	8.1%
12/31/2020	32.95	73	2,416	N/A	39.2%
12/31/2019	23.68	76	1,809	N/A	33.1%
12/31/2018	17.79	83	1,469	N/A	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio II Class - 02-598

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,165	$77,865	4,023
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$62,165

	Net Assets	Units Outstanding	Accumulation Unit Value
	$62,165	2,763	$22.50

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$968
Net investment income (loss)			968

Gain (loss) on investments:
Net realized gain (loss)			(230)
Realized gain distributions			7,223
Net change in unrealized appreciation (depreciation)			(13,270)
Net gain (loss)			(6,277)

Increase (decrease) in net assets from operations			$(5,309)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$968	$853
	Net realized gain (loss)	(230)	(5,564)
	Realized gain distributions	7,223	-
	Net change in unrealized appreciation (depreciation)	(13,270)	18,845

	Increase (decrease) in net assets from operations	(5,309)	14,134

	Contract owner transactions:
	Proceeds from units sold	1,746	26,399
	Cost of units redeemed	(636)	(30,173)
	Account charges	(950)	(1,032)
	Increase (decrease)	160	(4,806)
	Net increase (decrease)	(5,149)	9,328
	Net assets, beginning	67,314	57,986
	Net assets, ending	$62,165	$67,314

	Units sold	78	1,148
	Units redeemed	(69)	(1,368)
	Net increase (decrease)	9	(220)
	Units outstanding, beginning	2,754	2,974
	Units outstanding, ending	2,763	2,754

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$86,968
Cost of units redeemed/account charges			(52,804)
Net investment income (loss)			6,789
Net realized gain (loss)			(4,820)
Realized gain distributions			41,732
Net change in unrealized appreciation (depreciation)			(15,700)
Net assets			$62,165

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$22.50	3	$62	N/A	-7.9%
12/31/2021	24.44	3	67	N/A	25.3%
12/31/2020	19.50	3	58	N/A	-0.3%
12/31/2019	19.55	3	52	N/A	25.2%
12/31/2018	15.61	3	42	N/A	-8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	1.4%
2020	2.2%
2019	2.5%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Bond VCT Portfolio I Class - 02-CPG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,932,960	$2,288,309	209,595
Receivables: investments sold	1,608
Payables: investments purchased	-
Net assets	$1,934,568

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,934,568	366,105	$5.28

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$51,174
Net investment income (loss)			51,174

Gain (loss) on investments:
Net realized gain (loss)			(25,101)
Realized gain distributions			45,260
Net change in unrealized appreciation (depreciation)			(407,910)
Net gain (loss)			(387,751)

Increase (decrease) in net assets from operations			$(336,577)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$51,174	$79,080
	Net realized gain (loss)	(25,101)	148,174
	Realized gain distributions	45,260	62,982
	Net change in unrealized appreciation (depreciation)	(407,910)	(293,296)

	Increase (decrease) in net assets from operations	(336,577)	(3,060)

	Contract owner transactions:
	Proceeds from units sold	120,451	268,079
	Cost of units redeemed	(144,028)	(2,667,879)
	Account charges	(114,234)	(141,583)
	Increase (decrease)	(137,811)	(2,541,383)
	Net increase (decrease)	(474,388)	(2,544,443)
	Net assets, beginning	2,408,956	4,953,399
	Net assets, ending	$1,934,568	$2,408,956

	Units sold	24,455	44,632
	Units redeemed	(49,461)	(460,779)
	Net increase (decrease)	(25,006)	(416,147)
	Units outstanding, beginning	391,111	807,258
	Units outstanding, ending	366,105	391,111

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,191,071
Cost of units redeemed/account charges			(5,909,554)
Net investment income (loss)			728,903
Net realized gain (loss)			140,727
Realized gain distributions			138,770
Net change in unrealized appreciation (depreciation)			(355,349)
Net assets			$1,934,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.28	366	$1,935	N/A	-14.2%
12/31/2021	6.16	391	2,409	N/A	0.4%
12/31/2020	6.14	807	4,953	N/A	8.7%
12/31/2019	5.64	892	5,034	N/A	9.3%
12/31/2018	5.16	904	4,671	N/A	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.4%
2021	2.1%
2020	3.0%
2019	3.3%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Equity Income VCT Portfolio I Class - 02-CPF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,507,707	$11,650,021	562,157
Receivables: investments sold	-
Payables: investments purchased	(2,268)
Net assets	$8,505,439

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,505,439	1,106,281	$7.69

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$163,761
Net investment income (loss)			163,761

Gain (loss) on investments:
Net realized gain (loss)			(460,563)
Realized gain distributions			1,063,121
Net change in unrealized appreciation (depreciation)			(1,584,952)
Net gain (loss)			(982,394)

Increase (decrease) in net assets from operations			$(818,633)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$163,761	$147,357
	Net realized gain (loss)	(460,563)	(182,783)
	Realized gain distributions	1,063,121	-
	Net change in unrealized appreciation (depreciation)	(1,584,952)	2,193,696

	Increase (decrease) in net assets from operations	(818,633)	2,158,270

	Contract owner transactions:
	Proceeds from units sold	263,901	1,137,395
	Cost of units redeemed	(1,394,079)	(513,631)
	Account charges	(380,376)	(351,842)
	Increase (decrease)	(1,510,554)	271,922
	Net increase (decrease)	(2,329,187)	2,430,192
	Net assets, beginning	10,834,626	8,404,434
	Net assets, ending	$8,505,439	$10,834,626

	Units sold	37,569	151,222
	Units redeemed	(231,233)	(118,777)
	Net increase (decrease)	(193,664)	32,445
	Units outstanding, beginning	1,299,945	1,267,500
	Units outstanding, ending	1,106,281	1,299,945

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$11,661,160
Cost of units redeemed/account charges			(6,816,994)
Net investment income (loss)			1,140,130
Net realized gain (loss)			(1,610,889)
Realized gain distributions			7,274,346
Net change in unrealized appreciation (depreciation)			(3,142,314)
Net assets			$8,505,439

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.69	1,106	$8,505	N/A	-7.8%
12/31/2021	8.33	1,300	10,835	N/A	25.7%
12/31/2020	6.63	1,268	8,404	N/A	0.0%
12/31/2019	6.63	1,364	9,048	N/A	25.6%
12/31/2018	5.28	1,439	7,604	N/A	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.5%
2020	2.4%
2019	2.8%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Pioneer Fund VCT Portfolio I Class - 02-596

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$448,595	$568,703	34,374
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$448,592

	Net Assets	Units Outstanding	Accumulation Unit Value
	$448,592	26,369	$17.01

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,566
Net investment income (loss)			3,566

Gain (loss) on investments:
Net realized gain (loss)			(37,766)
Realized gain distributions			92,696
Net change in unrealized appreciation (depreciation)			(195,817)
Net gain (loss)			(140,887)

Increase (decrease) in net assets from operations			$(137,321)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,566	$2,040
	Net realized gain (loss)	(37,766)	1,443
	Realized gain distributions	92,696	49,966
	Net change in unrealized appreciation (depreciation)	(195,817)	106,478

	Increase (decrease) in net assets from operations	(137,321)	159,927

	Contract owner transactions:
	Proceeds from units sold	15,532	16,188
	Cost of units redeemed	(96,515)	(124,533)
	Account charges	(26,762)	(26,722)
	Increase (decrease)	(107,745)	(135,067)
	Net increase (decrease)	(245,066)	24,860
	Net assets, beginning	693,658	668,798
	Net assets, ending	$448,592	$693,658

	Units sold	888	869
	Units redeemed	(7,344)	(8,549)
	Net increase (decrease)	(6,456)	(7,680)
	Units outstanding, beginning	32,825	40,505
	Units outstanding, ending	26,369	32,825

	* Date of Fund Inception into Variable Account: 5 /30 /1999
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,556,634
Cost of units redeemed/account charges			(15,351,764)
Net investment income (loss)			526,290
Net realized gain (loss)			91,644
Realized gain distributions			1,745,896
Net change in unrealized appreciation (depreciation)			(120,108)
Net assets			$448,592

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$17.01	26	$449	N/A	-19.5%
12/31/2021	21.13	33	694	N/A	28.0%
12/31/2020	16.51	41	669	N/A	24.3%
12/31/2019	13.29	52	692	N/A	31.3%
12/31/2018	10.12	56	568	N/A	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.3%
2020	0.7%
2019	1.0%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 02-750

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,642	$123,527	14,309
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$119,631

	Net Assets	Units Outstanding	Accumulation Unit Value
	$119,631	10,303	$11.61

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$474
Net investment income (loss)			474

Gain (loss) on investments:
Net realized gain (loss)			1,248
Realized gain distributions			2,137
Net change in unrealized appreciation (depreciation)			(16,342)
Net gain (loss)			(12,957)

Increase (decrease) in net assets from operations			$(12,483)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$474	$1,996
	Net realized gain (loss)	1,248	563
	Realized gain distributions	2,137	-
	Net change in unrealized appreciation (depreciation)	(16,342)	17,090

	Increase (decrease) in net assets from operations	(12,483)	19,649

	Contract owner transactions:
	Proceeds from units sold	6,379	82,685
	Cost of units redeemed	(14,901)	(1,523)
	Account charges	(5,715)	(5,048)
	Increase (decrease)	(14,237)	76,114
	Net increase (decrease)	(26,720)	95,763
	Net assets, beginning	146,351	50,588
	Net assets, ending	$119,631	$146,351

	Units sold	564	6,891
	Units redeemed	(1,706)	(542)
	Net increase (decrease)	(1,142)	6,349
	Units outstanding, beginning	11,445	5,096
	Units outstanding, ending	10,303	11,445

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$270,060
Cost of units redeemed/account charges			(199,567)
Net investment income (loss)			7,025
Net realized gain (loss)			1,008
Realized gain distributions			44,990
Net change in unrealized appreciation (depreciation)			(3,885)
Net assets			$119,631

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$11.61	10	$120	N/A	-9.2%
12/31/2021	12.79	11	146	N/A	28.8%
12/31/2020	9.93	5	51	N/A	-7.2%
12/31/2019	10.69	5	57	N/A	18.7%
12/31/2018	9.01	6	54	N/A	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	2.0%
2020	0.8%
2019	0.7%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Timothy Plan Strategic Growth Variable - 02-127

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,484	$140,829	13,428
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$133,479

	Net Assets	Units Outstanding	Accumulation Unit Value
	$133,479	13,028	$10.25

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,475
Net investment income (loss)			1,475

Gain (loss) on investments:
Net realized gain (loss)			906
Realized gain distributions			16,377
Net change in unrealized appreciation (depreciation)			(39,494)
Net gain (loss)			(22,211)

Increase (decrease) in net assets from operations			$(20,736)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,475	$1,925
	Net realized gain (loss)	906	20,224
	Realized gain distributions	16,377	1,980
	Net change in unrealized appreciation (depreciation)	(39,494)	2,941

	Increase (decrease) in net assets from operations	(20,736)	27,070

	Contract owner transactions:
	Proceeds from units sold	4,121	51,303
	Cost of units redeemed	(3,746)	(121,954)
	Account charges	(8,227)	(8,626)
	Increase (decrease)	(7,852)	(79,277)
	Net increase (decrease)	(28,588)	(52,207)
	Net assets, beginning	162,067	214,274
	Net assets, ending	$133,479	$162,067

	Units sold	396	4,548
	Units redeemed	(1,137)	(11,261)
	Net increase (decrease)	(741)	(6,713)
	Units outstanding, beginning	13,769	20,482
	Units outstanding, ending	13,028	13,769

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,889,970
Cost of units redeemed/account charges			(1,881,990)
Net investment income (loss)			39,366
Net realized gain (loss)			(28,637)
Realized gain distributions			122,115
Net change in unrealized appreciation (depreciation)			(7,345)
Net assets			$133,479

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$10.25	13	$133	N/A	-13.0%
12/31/2021	11.77	14	162	N/A	12.5%
12/31/2020	10.46	20	214	N/A	9.2%
12/31/2019	9.58	32	309	N/A	19.8%
12/31/2018	8.00	32	258	N/A	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.0%
2020	0.4%
2019	0.8%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Timothy Plan Conservative Growth Variable - 02-126

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$373,164	$444,158	40,472
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$373,159

	Net Assets	Units Outstanding	Accumulation Unit Value
	$373,159	38,852	$9.60

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,315
Net investment income (loss)			3,315

Gain (loss) on investments:
Net realized gain (loss)			(447)
Realized gain distributions			50,790
Net change in unrealized appreciation (depreciation)			(108,659)
Net gain (loss)			(58,316)

Increase (decrease) in net assets from operations			$(55,001)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,315	$4,055
	Net realized gain (loss)	(447)	9,653
	Realized gain distributions	50,790	3,261
	Net change in unrealized appreciation (depreciation)	(108,659)	22,557

	Increase (decrease) in net assets from operations	(55,001)	39,526

	Contract owner transactions:
	Proceeds from units sold	4,654	8,447
	Cost of units redeemed	(192)	(100,532)
	Account charges	(12,158)	(13,729)
	Increase (decrease)	(7,696)	(105,814)
	Net increase (decrease)	(62,697)	(66,288)
	Net assets, beginning	435,856	502,144
	Net assets, ending	$373,159	$435,856

	Units sold	468	809
	Units redeemed	(1,245)	(10,454)
	Net increase (decrease)	(777)	(9,645)
	Units outstanding, beginning	39,629	49,274
	Units outstanding, ending	38,852	39,629

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$990,048
Cost of units redeemed/account charges			(819,425)
Net investment income (loss)			90,395
Net realized gain (loss)			(35,357)
Realized gain distributions			218,492
Net change in unrealized appreciation (depreciation)			(70,994)
Net assets			$373,159

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.60	39	$373	N/A	-12.7%
12/31/2021	11.00	40	436	N/A	7.9%
12/31/2020	10.19	49	502	N/A	8.2%
12/31/2019	9.42	51	479	N/A	15.7%
12/31/2018	8.14	51	418	N/A	-8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.9%
2020	0.7%
2019	1.2%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 02-121

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,355,663	$8,470,462	712,548
Receivables: investments sold	-
Payables: investments purchased	(2,158)
Net assets	$7,353,505

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,353,505	890,448	$8.26

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$171,344
Net investment income (loss)			171,344

Gain (loss) on investments:
Net realized gain (loss)			(86,936)
Realized gain distributions			60,799
Net change in unrealized appreciation (depreciation)			(1,352,425)
Net gain (loss)			(1,378,562)

Increase (decrease) in net assets from operations			$(1,207,218)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$171,344	$143,746
	Net realized gain (loss)	(86,936)	29,173
	Realized gain distributions	60,799	57,642
	Net change in unrealized appreciation (depreciation)	(1,352,425)	(337,983)

	Increase (decrease) in net assets from operations	(1,207,218)	(107,422)

	Contract owner transactions:
	Proceeds from units sold	239,513	3,301,340
	Cost of units redeemed	(900,793)	(528,438)
	Account charges	(350,411)	(314,273)
	Increase (decrease)	(1,011,691)	2,458,629
	Net increase (decrease)	(2,218,909)	2,351,207
	Net assets, beginning	9,572,414	7,221,207
	Net assets, ending	$7,353,505	$9,572,414

	Units sold	28,429	349,689
	Units redeemed	(143,958)	(89,567)
	Net increase (decrease)	(115,529)	260,122
	Units outstanding, beginning	1,005,977	745,855
	Units outstanding, ending	890,448	1,005,977

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$21,676,245
Cost of units redeemed/account charges			(15,215,460)
Net investment income (loss)			1,656,359
Net realized gain (loss)			80,590
Realized gain distributions			270,570
Net change in unrealized appreciation (depreciation)			(1,114,799)
Net assets			$7,353,505

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.26	890	$7,354	N/A	-13.2%
12/31/2021	9.52	1,006	9,572	N/A	-1.7%
12/31/2020	9.68	746	7,221	N/A	7.6%
12/31/2019	9.00	770	6,930	N/A	8.7%
12/31/2018	8.28	878	7,272	N/A	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.0%
2021	1.7%
2020	2.5%
2019	2.7%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Diversified Value Portfolio - 02-190

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,276	$140,722	9,871
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$138,299

	Net Assets	Units Outstanding	Accumulation Unit Value
	$138,299	9,145	$15.12

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$1,342
Net investment income (loss)			1,342

Gain (loss) on investments:
Net realized gain (loss)			(1,316)
Realized gain distributions			10,624
Net change in unrealized appreciation (depreciation)			(25,302)
Net gain (loss)			(15,994)

Increase (decrease) in net assets from operations			$(14,652)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,342	$1,261
	Net realized gain (loss)	(1,316)	805
	Realized gain distributions	10,624	1,734
	Net change in unrealized appreciation (depreciation)	(25,302)	27,728

	Increase (decrease) in net assets from operations	(14,652)	31,528

	Contract owner transactions:
	Proceeds from units sold	31,175	3,715
	Cost of units redeemed	(730)	(22,165)
	Account charges	(5,886)	(4,880)
	Increase (decrease)	24,559	(23,330)
	Net increase (decrease)	9,907	8,198
	Net assets, beginning	128,392	120,194
	Net assets, ending	$138,299	$128,392

	Units sold	3,393	239
	Units redeemed	(1,762)	(1,903)
	Net increase (decrease)	1,631	(1,664)
	Units outstanding, beginning	7,514	9,178
	Units outstanding, ending	9,145	7,514

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$3,334,763
Cost of units redeemed/account charges			(4,969,054)
Net investment income (loss)			244,926
Net realized gain (loss)			1,338,454
Realized gain distributions			191,656
Net change in unrealized appreciation (depreciation)			(2,446)
Net assets			$138,299

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.12	9	$138	N/A	-11.5%
12/31/2021	17.09	8	128	N/A	30.5%
12/31/2020	13.10	9	120	N/A	11.8%
12/31/2019	11.72	10	121	N/A	25.7%
12/31/2018	9.32	12	114	N/A	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.0%
2021	1.0%
2020	2.5%
2019	3.1%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 02-118

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,318,868	$2,207,238	108,450
Receivables: investments sold	-
Payables: investments purchased	(199)
Net assets	$2,318,669

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,318,669	98,585	$23.52

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$32,981
Net investment income (loss)			32,981

Gain (loss) on investments:
Net realized gain (loss)			117,361
Realized gain distributions			312,879
Net change in unrealized appreciation (depreciation)			(1,120,005)
Net gain (loss)			(689,765)

Increase (decrease) in net assets from operations			$(656,784)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$32,981	$51,405
	Net realized gain (loss)	117,361	440,391
	Realized gain distributions	312,879	306,785
	Net change in unrealized appreciation (depreciation)	(1,120,005)	96,717

	Increase (decrease) in net assets from operations	(656,784)	895,298

	Contract owner transactions:
	Proceeds from units sold	61,535	90,112
	Cost of units redeemed	(665,302)	(1,348,797)
	Account charges	(124,242)	(146,761)
	Increase (decrease)	(728,009)	(1,405,446)
	Net increase (decrease)	(1,384,793)	(510,148)
	Net assets, beginning	3,703,462	4,213,610
	Net assets, ending	$2,318,669	$3,703,462

	Units sold	2,586	3,643
	Units redeemed	(31,829)	(56,673)
	Net increase (decrease)	(29,243)	(53,030)
	Units outstanding, beginning	127,828	180,858
	Units outstanding, ending	98,585	127,828

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,616,394
Cost of units redeemed/account charges			(15,341,475)
Net investment income (loss)			555,401
Net realized gain (loss)			849,992
Realized gain distributions			2,526,727
Net change in unrealized appreciation (depreciation)			111,630
Net assets			$2,318,669

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$23.52	99	$2,319	N/A	-18.8%
12/31/2021	28.97	128	3,703	N/A	24.4%
12/31/2020	23.30	181	4,214	N/A	18.1%
12/31/2019	19.73	191	3,759	N/A	30.9%
12/31/2018	15.08	214	3,227	N/A	-9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.3%
2020	1.3%
2019	1.6%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Small Company Growth Portfolio - 02-119

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,660	$262,552	16,149
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$238,685

	Net Assets	Units Outstanding	Accumulation Unit Value
	$238,685	10,408	$22.93

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$879
Net investment income (loss)			879

Gain (loss) on investments:
Net realized gain (loss)			5,925
Realized gain distributions			94,321
Net change in unrealized appreciation (depreciation)			(213,032)
Net gain (loss)			(112,786)

Increase (decrease) in net assets from operations			$(111,907)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$879	$1,716
	Net realized gain (loss)	5,925	18,536
	Realized gain distributions	94,321	21,965
	Net change in unrealized appreciation (depreciation)	(213,032)	17,154

	Increase (decrease) in net assets from operations	(111,907)	59,371

	Contract owner transactions:
	Proceeds from units sold	10,354	12,019
	Cost of units redeemed	(93,441)	(33,456)
	Account charges	(11,742)	(13,445)
	Increase (decrease)	(94,829)	(34,882)
	Net increase (decrease)	(206,736)	24,489
	Net assets, beginning	445,421	420,932
	Net assets, ending	$238,685	$445,421

	Units sold	403	447
	Units redeemed	(4,493)	(1,598)
	Net increase (decrease)	(4,090)	(1,151)
	Units outstanding, beginning	14,498	15,649
	Units outstanding, ending	10,408	14,498

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$12,261,156
Cost of units redeemed/account charges			(13,095,405)
Net investment income (loss)			66,779
Net realized gain (loss)			(338,399)
Realized gain distributions			1,368,446
Net change in unrealized appreciation (depreciation)			(23,892)
Net assets			$238,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$22.93	10	$239	N/A	-25.4%
12/31/2021	30.72	14	445	N/A	14.2%
12/31/2020	26.90	16	421	N/A	23.2%
12/31/2019	21.84	99	2,166	N/A	28.1%
12/31/2018	17.04	87	1,479	N/A	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.4%
2020	1.0%
2019	0.5%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 02-515

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,905,137	$3,540,575	134,248
Receivables: investments sold	-
Payables: investments purchased	(152)
Net assets	$1,904,985

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,904,985	146,485	$13.00

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(99,660)
Realized gain distributions			350,339
Net change in unrealized appreciation (depreciation)			(1,376,893)
Net gain (loss)			(1,126,214)

Increase (decrease) in net assets from operations			$(1,126,214)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(99,660)	665,209
	Realized gain distributions	350,339	972,877
	Net change in unrealized appreciation (depreciation)	(1,376,893)	(1,833,143)

	Increase (decrease) in net assets from operations	(1,126,214)	(195,057)

	Contract owner transactions:
	Proceeds from units sold	310,872	121,732
	Cost of units redeemed	(163,841)	(2,010,126)
	Account charges	(73,458)	(118,167)
	Increase (decrease)	73,573	(2,006,561)
	Net increase (decrease)	(1,052,641)	(2,201,618)
	Net assets, beginning	2,957,626	5,159,244
	Net assets, ending	$1,904,985	$2,957,626

	Units sold	21,220	5,658
	Units redeemed	(15,711)	(95,697)
	Net increase (decrease)	5,509	(90,039)
	Units outstanding, beginning	140,976	231,015
	Units outstanding, ending	146,485	140,976

	* Date of Fund Inception into Variable Account: 5 /1 /2000
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$15,832,868
Cost of units redeemed/account charges			(17,577,178)
Net investment income (loss)			43,227
Net realized gain (loss)			1,581,790
Realized gain distributions			3,659,716
Net change in unrealized appreciation (depreciation)			(1,635,438)
Net assets			$1,904,985

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.00	146	$1,905	N/A	-38.0%
12/31/2021	20.98	141	2,958	N/A	-6.1%
12/31/2020	22.33	231	5,159	N/A	67.2%
12/31/2019	13.36	131	1,753	N/A	29.3%
12/31/2018	10.33	137	1,415	N/A	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 02-500

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,694,010	$7,306,378	121,008
Receivables: investments sold	-
Payables: investments purchased	(583)
Net assets	$5,693,427

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,693,427	232,727	$24.46

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			39,329
Realized gain distributions			320,368
Net change in unrealized appreciation (depreciation)			(4,083,909)
Net gain (loss)			(3,724,212)

Increase (decrease) in net assets from operations			$(3,724,212)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	39,329	505,804
	Realized gain distributions	320,368	2,173,048
	Net change in unrealized appreciation (depreciation)	(4,083,909)	(1,587,135)

	Increase (decrease) in net assets from operations	(3,724,212)	1,091,717

	Contract owner transactions:
	Proceeds from units sold	458,611	311,087
	Cost of units redeemed	(533,659)	(795,704)
	Account charges	(249,807)	(303,297)
	Increase (decrease)	(324,855)	(787,914)
	Net increase (decrease)	(4,049,067)	303,803
	Net assets, beginning	9,742,494	9,438,691
	Net assets, ending	$5,693,427	$9,742,494

	Units sold	17,177	8,320
	Units redeemed	(28,754)	(28,729)
	Net increase (decrease)	(11,577)	(20,409)
	Units outstanding, beginning	244,304	264,713
	Units outstanding, ending	232,727	244,304

	* Date of Fund Inception into Variable Account: 4 /30 /1998
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$27,402,864
Cost of units redeemed/account charges			(28,902,330)
Net investment income (loss)			1,873,424
Net realized gain (loss)			60,601
Realized gain distributions			6,871,236
Net change in unrealized appreciation (depreciation)			(1,612,368)
Net assets			$5,693,427

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$24.46	233	$5,693	N/A	-38.7%
12/31/2021	39.88	244	9,742	N/A	11.8%
12/31/2020	35.66	265	9,439	N/A	67.0%
12/31/2019	21.35	296	6,311	N/A	27.4%
12/31/2018	16.75	313	5,248	N/A	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	Vanguard
Columbia	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2022. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2022.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31 2022, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

Level 2 – Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of December 31, 2022, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$117,420,353	$-	$-	$117,420,353

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2022, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2022 and 2021, were $5,295,976 and $5,472,085, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy’s account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

3. Account Charges (continued)

Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

American Accumulator Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS International Growth Portfolio A Class - 02-376	$286	$352
AB VPS International Value Portfolio A Class - 02-377	475	482
AB VPS Small Mid Cap Value Portfolio A Class - 02-378	5,654	13,113
Alger Large Cap Growth Portfolio I-2 Class - 02-500	458,611	783,466
Alger Small Cap Growth Portfolio I-2 Class - 02-515	310,872	237,299
American Century VP Capital Appreciation Fund I Class - 02-410	12,730	56,163
American Century VP Income & Growth Fund I Class - 02-425	184,414	1,128,946
American Century VP International Fund I Class - 02-420	989,847	991,685
American Century VP Mid Cap Value Fund II Class - 02-397	76,463	3,699
American Century VP Ultra Fund I Class - 02-122	6,336	75,771
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646	5,142	7,081
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650	11,038	46,726
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645	1,765	12,671
Calvert VP SRI Mid Cap Growth Portfolio - 02-520	3,102	18,675
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382	58,477	25,834
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384	13,576	761
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230	69,436	156,486
Fidelity VIP Contrafund Portfolio Initial Class - 02-245	371,925	1,432,399
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205	91,006	379,725
Fidelity VIP Freedom 2005 Portfolio Initial Class - 02-163	285	5,080
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162	1	215
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161	321	13,198
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159	7,944	18,114
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158	2,851	6,420
Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157	6,422	8,358
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164	57	190
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250	68,156	90,563
Fidelity VIP Growth Portfolio Initial Class - 02-210	251,660	690,479
Fidelity VIP High Income Portfolio Initial Class - 02-215	67,433	365,467
Fidelity VIP Index 500 Portfolio Initial Class - 02-225	267,201	1,525,119
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941	2,868	8,225
Fidelity VIP Overseas Portfolio Initial Class - 02-220	95,355	217,064
Franklin Allocation VIP Fund 1 Class - 02-908	3,003	14,162
Franklin Small Cap Value VIP Fund 1 Class - 02-906	274,064	356,890
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK	2,276,094	2,562,392
Invesco V.I. Core Equity Fund Series II Class - 02-826	-	66
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861	8,394	32,027
Invesco V.I. Global Real Estate Fund Series I Class - 02-825	12,245	46,591
Invesco V.I. Health Care Fund Series I Class - 02-815	19,707	53,612
Invesco V.I. High Yield Fund Series I Class - 02-830	6,341	9,866
Invesco V.I. International Growth Fund Series II Class - 02-827	3,788	4,472
Janus Henderson Balanced Portfolio Service Class - 02-611	143,224	1,522,076
Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607	269,962	619,826
Janus Henderson Forty Portfolio Institutional Class - 02-602	2,148	19,477
Janus Henderson Global Research Portfolio Institutional Class - 02-606	139,432	329,110
Janus Henderson Mid Cap Value Portfolio Service Class - 02-259	994	2,238
Janus Henderson Overseas Portfolio Service Class - 02-609	446	3,463

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866	5,960	86,472
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870	16,891	67,211
Neuberger Berman Short Duration Bond Portfolio I Class - 02-875	4,019	17,366
Pioneer Bond VCT Portfolio I Class - 02-CPG	120,451	258,262
Pioneer Equity Income VCT Portfolio I Class - 02-CPF	263,901	1,774,455
Pioneer Equity Income VCT Portfolio II Class - 02-598	1,746	1,586
Pioneer Fund VCT Portfolio I Class - 02-596	15,532	123,277
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597	104,397	323,404
Royce Capital Small-Cap Portfolio Investor Class - 02-750	6,379	20,616
T. Rowe Price Blue Chip Growth Portfolio - 02-124	906,077	1,017,507
T. Rowe Price Equity Income Portfolio - 02-580	169,061	685,634
T. Rowe Price Limited-Term Bond Portfolio - 02-585	34,419	75,255
T. Rowe Price Mid-Cap Growth Portfolio - 02-586	71,509	345,039
Templeton Foreign VIP Fund 2 Class - 02-909	2,494	6,340
Templeton Global Bond VIP Fund 1 Class - 02-907	5,054	5,236
Timothy Plan Conservative Growth Variable - 02-126	4,654	12,350
Timothy Plan Strategic Growth Variable - 02-127	4,121	11,973
Vanguard VIF Diversified Value Portfolio - 02-190	31,175	6,616
Vanguard VIF Mid-Cap Index Portfolio - 02-118	61,535	789,544
Vanguard VIF Small Company Growth Portfolio - 02-119	10,354	105,183
Vanguard VIF Total Bond Market Index Portfolio - 02-121	239,513	1,251,204
Total	$8,680,793	$20,880,624

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 24, 2023, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules

December 31, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, Indiana

April 12, 2023

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2022 and 2021

(In thousands)

	2022	2021

Admitted assets
Bonds, at amortized cost (market value of $9,847,860 and $13,712,472)	$11,064,505	$12,811,094
Stocks
Preferred, at cost (market value of $1,984 and $2,130)	2,000	2,000
Common
Affiliated (cost of $964 and $967)	6,894	3,073
Unaffiliated (cost of $76,259 and $75,286)	78,045	76,370
Mortgage loans	2,428,351	2,479,820
Real estate	88,686	89,838
Other invested assets	498,696	370,888
Securities lending reinvested collateral	386,547	610,406
Derivatives	5,709	63,620
Contract loans	539,734	489,729
Cash and cash equivalents (market value of ($17,182) and $72,329)	(17,182)	72,329
Total cash and invested assets	15,081,985	17,069,167
Other
Premiums deferred and uncollected	91,521	88,469
Reinsurance receivables	51,792	37,082
Investment income due and accrued	119,872	122,377
Federal income tax recoverable	20,313	12,462
Net deferred tax asset	108,795	87,666
Corporate owned life insurance	477,221	496,481
Other assets	36,786	24,382
Separate account assets	16,992,189	21,110,020
Total admitted assets	$32,980,474	$39,048,106

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2022 and 2021

(In thousands, except share amounts)

	2022	2021

Liabilities and surplus
Policy reserves
Life reserves	$3,170,590	$2,952,686
Annuity reserves	8,500,721	10,360,846
Accident and health reserves	249,283	243,518
Other reserves	68,961	74,894
	11,989,555	13,631,944
Policy and contract liabilities
Policy claims in process of settlement	67,826	84,012
Policy dividends payable	28,589	24,246
Deposit-type contracts	1,821,535	1,599,315
Other policy and contract liabilities	5,972	14,201
	1,923,922	1,721,774
General liabilities and other reserves
Accrued commissions and general expenses	173,280	163,150
Taxes, licenses and fees	5,990	6,198
Transfers from separate accounts, due or accrued	(11,377)	(5,930)
Asset valuation reserve	187,267	178,425
Interest maintenance reserve	-	47,099
Pension liability	-	12,803
Payable for securities lending	386,547	610,406
Derivatives	1,462	47,217
Other liabilities	137,312	153,989
Separate account liabilities	16,992,189	21,110,020
	17,872,670	22,323,377
Total liabilities	31,786,147	37,677,095

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Unassigned surplus	745,077	921,761
Total surplus	1,194,327	1,371,011
Total liabilities and surplus	$32,980,474	$39,048,106

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Premium and other income
Life and annuities	$4,759,020	$4,840,961
Accident and health	164,270	166,064
Net investment income	575,721	619,631
Amortization of interest maintenance reserve	2,169	3,610
Ceding commissions, expense allowances and reserve adjustments	76,229	52,790
Transfer of reserves under coinsurance assumed agreement	-	412,050
Ceding commission received under coinsurance assumed agreement	-	31,427
Other income	116,341	268,860
	5,693,750	6,395,393
Benefits and expenses
Death benefits	190,130	229,495
Accident and health and disability benefits	100,079	105,318
Annuity benefits	193,417	179,625
Surrender benefits and other fund withdrawals	3,992,216	4,448,602
Other benefits	17,983	94,941
Increase (decrease) in policy reserves	(1,644,753)	1,016,048
Separate account transfers	(179,676)	(332,395)
General expenses	402,264	330,897
Commissions and service fees	193,608	192,918
Taxes, licenses and fees	30,568	30,296
Deferred gain under coinsurance assumed agreement	-	24,827
Transfer of reserves under coinsurance ceded agreement	2,478,645	-
Reinsurance transaction expense	17,938	-
Other	2,463	(1,190)
	5,794,882	6,319,382
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(101,132)	76,011

Dividends to policyholders	28,393	25,821
Federal income tax expense (benefit)	(11,756)	10,794
Net gain (loss) from operations before net realized capital gains (losses)	(117,769)	39,396

Net realized capital gains (losses), net of federal income tax benefit of ($2,552) and ($2,322), and net transfers of capital gains (losses) to the interest maintenance reserve of ($4,622) and $485, in 2022 and 2021, respectively	(6,563)	(575)
Net income (loss)	$(124,332)	$38,821

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Surplus, beginning of year	$1,371,011	$1,323,066

Net income (loss)	(124,332)	38,821
Change in unrealized gains and losses	(6,106)	30,924
Change in net deferred income tax	39,441	18,441
Change in net unrealized gain (loss) on foreign exchange	6,271	2,172
Change in asset valuation reserve	(8,842)	(42,961)
Change in nonadmitted assets	(58,916)	(26,769)
Change in surplus as a result of reinsurance	(8,635)	17,488
Change in pension liability	17,651	4,236
Dividends to shareholders	(30,000)	(6,000)
Prior period reserve adjustment	(1,903)	7,630
Prior period tax expense adjustment	-	3,963
Other	(1,313)	-
Surplus, end of year	$1,194,327	$1,371,011

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Cash from operations
Premiums and other policy considerations	$4,917,988	$5,007,769
Investment income	577,202	626,575
Other income	162,388	265,879
	5,657,578	5,900,223

Benefits and separate account transfers	4,409,834	4,717,761
Commissions and general expenses	679,635	529,223
Federal income taxes including ($7,174) and ($1,837) for 2022 and 2021 on capital gains (losses)	(11,079)	11,615
Dividends to policyholders	24,049	30,489
	5,102,439	5,289,088
Net cash provided from operations	555,139	611,135

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,364,964	2,471,559
Stocks	11,328	7,452
Mortgage loans	326,756	275,713
Miscellaneous proceeds	274,174	143,128
	1,977,222	2,897,852

Cost of investments acquired
Bonds	2,097,419	2,636,150
Stocks	12,301	-
Mortgage loans	275,256	347,434
Real estate	5,215	7,034
Other invested assets	193,550	202,840
	2,583,741	3,193,458
Increase in contract loans	65,246	28,139
Net cash used from investments	(671,763)	(323,745)

Cash from financing and miscellaneous sources
Paid in surplus	-	-
Net deposits on deposit-type contracts	293,720	(287,101)
Dividends to shareholders	(30,000)	(6,000)
Other (uses) sources	(236,607)	(122,866)
Net cash provided (used) from financing and miscellaneous sources	27,113	(415,967)
Net change in cash	(89,511)	(128,577)
Cash and cash equivalents, beginning of year	72,329	200,906

Cash and cash equivalents, end of year	$(17,182)	$72,329

Supplemental disclosures for non-cash transactions:
Transfers of invested assets under coinsurance ceded agreement	$2,440,990	$-
Transfers of invested assets under coinsurance assumed agreement	-	492,199
Capitalized interest	3,469	2,232
Contribution to subsidiary	3,000	3,000

The accompanying notes are an integral part of these statutory financial statements.

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-five percent of AUL’s direct premiums for the year ended December 31, 2022 were generated in six states: Indiana, California, Texas, Florida, Missouri, and Illinois.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2022 and 2021 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2022	2021
Audited statutory net income (loss), Indiana state basis		$(124,332)	$38,821
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	(4,092)
Statutory net income (loss), NAIC SAP		$(124,332)	$42,913

Audited statutory surplus, Indiana state basis		$1,194,327	$1,371,011
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	-
Statutory surplus, NAIC SAP		$1,194,327	$1,371,011

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Accounting Changes and Correction of Error

In 2022, the Company corrected errors identified during model conversion of its valuation systems. As a result, prior year surplus and current federal income tax were overstated $1.9 million and $0.5 million, respectively, and reserves were understated $2.4 million as of December 31, 2021. The errors were corrected as a direct decrease to surplus, net of the current tax impact, in 2022

In 2021, the Company corrected an error related to an assumption used in certain Individual Variable Annuity reserve calculations. As a result of this error, prior year surplus and current federal income tax were understated by $7.6 million and $1.8 million, respectively, and reserves were overstated $9.4 million as of December 31, 2020. The error was corrected as a direct increase in surplus of $7.6 million, net of the current tax impact.

In 2021, the Company completed a detailed analysis of its current and deferred tax accounts. The Company determined that the current tax recoverable was understated by $4.0 million as a result of the incorrect settlement of prior period taxes with affiliated entities. The gross deferred tax asset was overstated by $4.9 million but since the majority of this asset was nonadmitted there was no net impact on surplus. These errors were corrected by a direct increase to surplus of $4.0 million in 2021.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2022, the cash surrender value in an investment vehicle is $477.2 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 1% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $82.7 million and $174.4 million as of December 31, 2022 and 2021, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2022 and 2021 was $24.6 million and $20.4 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.1 million and $2.2 million for the years ended December 31, 2022 and 2021, respectively. Future lease commitments are as follows: 2023, $0.8 million; 2024, $0.7 million; 2025, $0.6 million; 2026, $0.6 million; 2027, $0.6 million; thereafter, $0.4 million.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2022 and 2021, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2022, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2022, statutory surplus was $559.1 million and $53.6 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2022 and 2021 for such services were $79.2 million and $73.2 million, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,816.5 million and $2,213.9 million at December 31, 2022 and December 31, 2021, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made five of the seven contributions agreed to in the permitted practice, and a sixth payment is expected by the end of March 2023. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4.5 million and $4.6 million of the deferred gain amortization in 2022 and 2021, respectively. As of December 31, 2022, the deferred gain has been fully amortized into earnings.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million and $0.9 million in 2022 and 2021, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.7 million and $1.1 million in 2022 and 2021, respectively. The Company made no capital contributions to OAS in 2022 or 2021. The Company received dividends of $6.0 million from OAS in 2021. No dividends were received from OAS in 2022.

The Company earned fees of $1.1 million in both 2022 and 2021 from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.4 million in both 2022 and 2021 from RMS. The Company made noncash capital contributions to RMS of $3.0 million in both 2022 and 2021. During 2022 and 2021, the Company recognized a realized impairment loss of $1.9 million and $3.0 million, respectively, on its investment in RMS.

During 2022 and 2021, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $18.5 million and $23.6 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $8.4 million and $12.8 million in 2021 and 2020, respectively. OAM also provides investment management services to AUL and fees for this service were $12.3 million and $14.3 million in 2022 and 2021, respectively.

Intercompany services are settled monthly.

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2022	Value	Gains	Losses	Value
U.S. government bonds	$558,345	$3,374	$38,575	$523,144
All other government bonds	115,968	472	24,243	92,197
Special revenue and special assessment	580,095	5,020	39,241	545,874
Hybrid bonds	51,611	1,831	4,053	49,389
Industrial and miscellaneous	9,739,712	54,874	1,173,087	8,621,499
SVO identified funds	18,774	-	3,017	15,757
	$11,064,505	$65,571	$1,282,216	$9,847,860

				Estimated
	Admitted	Unrealized		Fair
2021	Value	Gains	Losses	Value
U.S. government bonds	$630,588	$38,686	$2,190	$667,084
All other government bonds	143,258	2,418	4,042	141,634
Special revenue and special assessment	496,384	45,134	992	540,526
Hybrid bonds	51,519	4,656	1,005	55,170
Industrial and miscellaneous	11,434,374	881,105	62,484	12,252,995
SVO identified funds	54,971	261	169	55,063
	$12,811,094	$972,260	$70,882	$13,712,472

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2022	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$351,585	$22,798	$83,270	$15,777	$434,855	$38,575
All other government bonds	6,948	757	82,609	23,486	89,557	24,243
Special revenue and assessment	350,576	27,270	56,640	11,971	407,216	39,241
Hybrid bonds	6,875	641	20,557	3,412	27,432	4,053
Industrial and miscellaneous	4,935,728	574,046	2,394,787	599,041	7,330,515	1,173,087
SVO identified funds	-	-	15,757	3,017	15,757	3,017
	$5,651,712	$625,512	$2,653,620	$656,704	$8,305,332	$1,282,216

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2021	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$79,175	$1,440	$6,625	$750	$85,800	$2,190
All other government bonds	54,717	1,391	35,782	2,651	90,499	4,042
Special revenue and assessment	65,403	992	-	-	65,403	992
Hybrid bonds	423	22	22,330	983	22,753	1,005
Industrial and miscellaneous	1,964,258	28,830	808,647	33,654	2,772,905	62,484
SVO identified funds	18,620	169	-	-	18,620	169
	$2,182,596	$32,844	$873,384	$38,038	$3,055,980	$70,882

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $6.4 million of bond impairments related to other-than-temporary declines in fair value in 2022. The amount was reported as a realized loss. The 2022 book value of the impaired bonds was $9.9 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2021.

The admitted value and estimated fair value of bonds at December 31, 2022, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$199,091	$197,036
Due after one year through five years	1,227,885	1,181,725
Due after five years through ten years	1,429,333	1,252,741
Due after ten years	5,490,204	4,699,338
	8,346,513	7,330,840
Mortgage-backed securities	2,717,992	2,517,020
	$11,064,505	$9,847,860

Proceeds from sales of investments in bonds during 2022 and 2021 were $3,168.8 million and $900.2 million, respectively. Gross gains of $113.4 million and $26.1 million and gross losses of $135.7 million and $26.4 million were realized on those disposals in 2022 and 2021, respectively. Activity in 2022 includes the assets transferred to Commonwealth Annuity and Life Insurance Company as discussed in Note 11.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 13 CUSIPS with a total of $5.0 million of investment income generated.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Loan-backed securities owned at December 31, 2022 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$105,652
	12 Months or longer	$105,352

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$1,362,802
	12 Months or longer	$927,483

Total capital gains (losses) of ($22.0) million and ($0.2) million before tax were transferred to IMR in 2022 and 2021, respectively.

At December 31, 2022 and 2021, the common stock unrealized appreciation of $7.7 million and $3.2 million, respectively, is comprised of $7.7 million and $3.2 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2022 and 2021, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2022	2021

Interest	$570,569	$609,299
Dividends	2,883	8,547
Rental Income	19,418	16,750
Other	26,455	27,919
Gross investment income	619,325	662,515

Less investment expenses	43,604	42,884
Net investment income	$575,721	$619,631

There was no nonadmitted accrued investment income at December 31, 2022 or 2021. Net investment income includes $3.5 million and $2.2 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2022 and 2021, respectively.

At December 31, 2022 and 2021, investments in bonds with an admitted asset value of $3.8 million and $3.5 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $29.5 million and $54.5 million at December 31, 2022 and 2021, respectively. AUL had $341.3 million and $266.7 million outstanding commitments on its other invested assets portfolio as of December 31, 2022 and 2021, respectively.

AUL did not hold any structured notes at December 31, 2022 or 2021.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	3,159	-	3,159	6/30/2022	Sub-2	Y	3,159	N
MRO-A	1,320	1,320	-	N/A	N/A	N/A	N/A	N/A
Total	$4,479	$1,320	$3,159

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2021, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 31 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2022		2021
	Amount	% of Total	Amount	% of Total
Apartments	$575,655	23.7%	$616,649	24.9%
Industrial/warehouse	648,341	26.7%	656,957	26.5%
Medical office	48,585	2.0%	55,721	2.2%
Office	272,097	11.2%	255,874	10.3%
Retail	843,089	34.7%	865,847	34.9%
Other	40,584	1.7%	28,772	1.2%
Subtotal gross mortgage loans	2,428,351	100.0%	2,479,820	100.0%
Valuation allowance	-		-
Balance, end of year	$2,428,351		$2,479,820

During 2022, the minimum and maximum lending rates for mortgage loans were 9.3 percent and 2.9 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 73.0 percent. As of December 31, 2022 and 2021, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2022 or 2021.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived, and no interest rates were modified. During 2020, the Company modified 48 loans. Subsequently, 8 loans were repaid and, as of December 31, 2022, 40 modified loans remained totaling $228.1 million, or 9.4%, of carrying value of the commercial mortgage portfolio. The modification period has ended, and all loans remained in good standing as of December 31, 2022. The modifications in 2020 were within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request with constituting troubled debt restructuring if certain criteria are not met.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2022 and 2021 and did not hold a related allowance for losses during those periods.

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2022	2021

CM1 - highest quality	$2,195,687	$2,282,842
CM2 - high quality	207,089	195,489
CM3 - medium quality	24,154	-
CM4 - low medium quality	1,421	1,489
CM5 - low quality	-	-

Subtotal - CM category	2,428,351	2,479,820

Residential - not categorized	-	-
Valuation adjustment	-	-

Total	$2,428,351	$2,479,820

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2022 or 2021. The Company did not restructure any mortgage loans in 2022 or 2021.

AUL had outstanding mortgage loan commitments of approximately $20.8 million and $85.0 million at December 31, 2022 and 2021, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring, or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2022, the fair value of derivative assets and liabilities were $10.2 million and $1.5 million, respectively. As of December 31, 2021, the fair value of derivative assets and liabilities were $64.8 million and $45.3 million, respectively. The change in unrealized gains and losses was ($3.6) million and $10.0 million, net gain (loss) recognized in 2022 and 2021, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $9.3 million and $19.3 million at December 31, 2022 and 2021, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $10.8 million and $0 at December 31, 2022 and 2021, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2022		2021
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$104,450	$1,312	$509,850	$63,620
Written S&P 500 call options	94,750	(585)	461,300	(44,595)
Creditdefault swaps index	40,950	(340)	-	-
Foreign currency swaptions	80,061	8,342	68,471	742
U.S. Treasury futures	25,000	(29)	-	-
Net fair value		$8,700		$19,767

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change between	Gross Admitted and Nonadmitted Restricted to Total Admitted
Restricted Asset Category	2022	2021	years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$75,577	$75,038	$539	0.2%
On deposit with states	3,794	3,477	317	0.0%
Bonds held for the FHLBI collateral	502,862	163,871	338,991	1.5%
Bonds held for assumed reinsurance	152,209	117,242	34,967	0.5%
Mortgage loans held for the FHLBI collateral	2,224,321	2,223,893	428	6.7%
Collateral held under security lending agreement	386,547	610,406	(223,859)	1.2%
Total restricted assets	$3,345,310	$3,193,927	$151,383	10.1%

The Company held cash collateral at fair value in the amount of $386.5 million and $610.4 million as of December 31, 2022 and 2021, respectively.

Reinvested collateral assets as of December 31, 2022 are as follows:

	2022		2021
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(398)	$(400)	$37	$34
30 Days or Less	117,029	117,030	175,305	175,307
31 to 60 Days	26,025	26,028	31,425	31,425
61 to 90 Days	1,300	1,300	65,317	65,321
91 to 120 Days	59,648	59,693	35,043	35,037
121 to 180 Days	83,084	83,106	88,454	88,446
181 to 365 Days	90,249	90,328	171,728	171,665
1 to 2 Years	9,610	9,571	43,097	43,060
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	386,547	386,656	610,406	610,295
Securities Received	-	-	-	-
Total Collateral Reinvested	$386,547	$386,656	$610,406	$610,295

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2022 and 2021 as follows:

	2022	2021
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$7,675	$26,959
Certificates of deposit	1,935	16,138
Total collateral extending beyond one year from of the reporting date	$9,610	$43,097

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2022 and 2021 are as follows:

	2022	2021
Assets:
Bonds	$64,297	$105,251
Cash, cash equivalents, and short term	322,250	505,155
Total securities lending collateral	$386,547	$610,406

Liabilities:
Securities lending cash collateral	$386,547	$610,406

The Company does not have any transfers of receivables with recourse.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.1 million and $14.6 million for investment properties and $74.5 million and $75.2 million for the home office at December 31, 2022 and 2021, respectively. Depreciation expense on real estate amounted to $6.4 million and $6.2 million in 2022 and 2021, respectively.

Income from real estate for 2022 and 2021 includes $6.9 million and $6.8 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2022 or 2021.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $2,168.9 million and $1,236.0 million as of December 31, 2022, and 2021, respectively. The amount of the related reserve was $8.2 million and $8.1 million, for December 31, 2022 and 2021, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2022	2021
Life and accident and health reserves
Individual, group and credit life policies	$3,767,809	$3,587,695
Annuities and deposit administration funds	10,829,647	10,360,846
Accident and health and other reserves	1,808,080	1,753,445
Less reinsurance ceded	(4,415,981)	(2,070,042)
	$11,989,555	$13,631,944

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2022		2021
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,984,067	7.3%	$2,293,086	7.0%
At book value less surrender charges	436,983	1.6%	487,162	1.5%
At market value	16,480,246	60.5%	20,755,889	63.0%
	18,901,296	69.4%	23,536,137	71.4%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,323,530	18.0%	4,731,435	14.4%
Not subject to discretionary withdrawal	5,369,172	18.2%	4,636,466	14.2%

	$29,593,998	100.0%	$32,904,038	100.0%
Less reinsurance ceded	(2,398,931)		-

	$27,195,067		$32,904,038

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2022:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,724	$23,165	$-	$-	$-
Universal Life	86,154	98,300	88,264	-	-	-
Other Permanent Cash Value Life Insurance	-	1,187,524	3,023,728	-	-	-
Variable Universal Life	10,450	10,450	10,220	117,085	117,113	115,773

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	622,433	-	-	-
Accidental Death Benefits	-	-	131	-	-	-
Disability - Active Lives	-	-	24,314	-	-	-
Disability - Dasabled Lives	-	-	47,093	-	-	-
Miscellaneous Reserves	-	-	102,718	-	-	-

Total gross	$96,604	$1,318,998	$3,942,066	$117,085	$117,113	$115,773
Reinsurance Ceded	-	-	702,515	-	-	-
Total	$96,604	$1,318,998	$3,239,551	$117,085	$117,113	$115,773

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Reconciliation of total life actuarial reserves at December 31, 2022	Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,170,590
Accidental Death Benefits	129
Disability - Active Lives	6,789
Disability - Disabled Lives	38,893
Miscellaneous Reserves	23,150
Subtotal	$3,239,551
Separate Accounts Annual Statement
Life Insurance	$115,773
Accident and health	-
Miscellaneous reserves	-
Subtotal	$115,773
Combined Total	$3,355,324

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$9,197	$17,651	$8,109	$15,474
Ordinary renewal	74,093	69,558	69,384	63,405
Group life	3,263	3,263	3,015	3,015
Group annuity	(630)	(630)	60	60
	$85,923	$89,842	$80,568	$81,954

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $7.6 million and $7.0 million at December 31, 2022 and 2021, respectively. This represented 2.5 percent and 2.3 percent of the total net premiums written for group life and health in 2022 and 2021, respectively.

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2022	2021
Product
Life insurance	$117,878	$160,566
Individual annuities	305,082	448,402
Group annuities	16,569,229	20,501,052
Total	$16,992,189	$21,110,020

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2022	2021
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,955,687	$3,152,428
Transfers from separate accounts	3,220,219	3,484,823
Net transfers to or (from) separate accounts	(264,532)	(332,395)

Reconciling adjustment - annuity reinsurance treaty	84,856	-
Net separate account transfers as reported in the statements of operations	$(179,676)	$(332,395)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2022	2021
Premiums, considerations or deposits	$2,955,687	$3,152,428
Reserves at December 31
For accounts with assets at
Market value	$16,596,176	$20,917,752
Amortized cost	392,565	186,338
Total reserves	$16,988,741	$21,104,090

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	16,596,176	20,917,752
At book value without market value adjustment and with current surrender charge of less than 5%	392,565	186,338
	16,988,741	21,104,090
Not subject to discretionary withdrawal	-	-
Total	$16,988,741	$21,104,090

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

9.	Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2022	2021	2022	2021
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$71,902	$74,681
Service cost	-	-	3,396	1,505
Interest cost	-	-	1,860	1,415
Contribution by plan participants	-	-	1,368	1,424
Actuarial loss	-	-	(20,333)	(2,250)
Benefits paid	-	-	(4,909)	(4,873)
Plan amendments	-	-	4,589	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$57,873	$71,902

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

	Postretirement Benefits
	2022	2021
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,541	3,449
Plan participants' contributions	1,368	1,424
Benefits paid	(4,909)	(4,873)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	2,212	-
Total assets (nonadmitted)	$2,212	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$59,182	$59,139
Liability for pension benefits	(1,309)	12,763
Total liabilities recognized	$57,873	$71,902
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$3,396	$1,505
Interest cost	1,860	1,415
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	490	1,177
Prior service cost or credit	490	(168)
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$6,236	$3,929

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(8,917)	$(13,158)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	(178)	(168)
Net gain and loss arising during the period	16,412	3,232
Net gain and loss recognized or transferred to parent	490	1,177
Items not yet recognized as a component of net periodic cost - current year	$7,807	$(8,917)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(3,901)	197
Net recognized gains and (losses)	11,709	(9,114)

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2022	2021
Discount rate	3.00%	2.58%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2022	2021
Discount rate	5.60%	2.95%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2023 rate of 6.50% until the ultimate rate of 5.00% is reached in 2029.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2023.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $2.8 million and $10.0 million for 2022 and 2021, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2023	$3,769
2024	3,806
2025	3,803
2026	3,929
2027	4,099
Years 2027-2031	24,349

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $5.1 million and $4.0 million for 2022 and 2021, respectively. As of December 31, 2022, the fair value of the plan assets was $439.3 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2022 plan year. The Company’s contribution to the plan was $0.3 million and $1.7 million in safe harbor matching contributions for 2022 and 2021, respectively. As of December 31, 2022, the fair value of the plan assets was $43.6 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $10.5 million and $7.9 million for 2022 and 2021, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$212,130	$1,364	$213,494
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	212,130	1,364	213,494
Deferred tax asset nonadmitted	(59,349)	-	(59,349)
Subtotal net admitted deferred tax asset	152,781	1,364	154,145
Deferred tax liabilities	(45,350)	-	(45,350)
Net admitted deferred tax asset	$107,431	$1,364	$108,795

(Increase) Decrease in nonadmitted tax asset			$(16,039)

	2021
	Ordinary	Capital	Total
Gross deferred tax assets	$179,143	$424	$179,567
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	179,143	424	179,567
Deferred tax asset nonadmitted	(43,310)	-	(43,310)
Subtotal net admitted deferred tax asset	135,833	424	136,257
Deferred tax liabilities	(48,591)	-	(48,591)
Net admitted deferred tax asset	$87,242	$424	$87,666

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2022			2021
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	107,431	1,364	108,795	87,242	424	87,666
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	107,431	1,364	108,795	87,242	424	87,666
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	193,051	-	-	221,074
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	45,350	-	45,350	48,591	-	48,591
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$152,781	$1,364	$154,145	$135,833	$424	$136,257

Ratio percentage used to determine recovery period and threshold			828%			1085%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,287,008			$1,473,827

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2022		2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$212,130	$1,364	$179,143	$424	$32,987	$940
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	3.8%	100.0%	0.0%	100.0%	3.8%	0.0%
Net admitted adjusted gross DTAs	152,781	1,364	135,834	424	16,947	940
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	5.3%	100.0%	0.0%	100.0%	5.3%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2022	2021	Change
Gross deferred tax assets	$213,495	$179,567	$33,928
Deferred tax liabilities	45,350	48,591	(3,241)
Net deferred tax asset	168,145	130,976	37,169
Tax effect of unrealized gains (losses)	(1,823)	450	(2,273)
Net deferred income tax asset, excluding unrealized gains	$169,968	$130,526	$39,442

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2022	2021
Deferred tax assets
Policyholder reserves	$72,748	$70,539
Investments	-	152
Deferred acquisition costs	32,400	40,066
Policyholder dividend accrual	2,619	2,339
Fixed and amortizable assets	(1,605)	(2,028)
Compensation and benefits accrual	34,706	30,683
Pension accrual	-	2,689
Receivables nonadmitted	36,719	31,124
Net operating loss carryforwards	31,090	-
Other	3,453	3,579
Ordinary deferred tax assets	212,130	179,143
Nonadmitted deferred tax assets	(59,349)	(43,310)
Admitted ordinary deferred tax assets	$152,781	$135,833

Capital
Investments	1,364	424
Nonadmitted	-	-
Admitted deferred tax assets	$154,145	$136,257

Deferred tax liabilities
Investments	$4,474	$10,407
Fixed assets	18,408	14,972
Deferred and uncollected premium	17,236	16,437
Policyholder reserves	5,232	6,877
Other	-	(102)
Ordinary deferred tax liabilities	45,350	48,591
Capital - investments	-	-
Deferred tax liabilities	45,350	48,591

Net admitted deferred tax asset	$108,795	$87,666

37

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2022	2021
Tax expense at the federal statutory rate	$(33,736)	$9,770
Tax preferenced investment income	(5,986)	(30,240)
Nondeductible expenses	589	170
Change in interest maintenance reserve	(455)	(757)
Change in nonadmitted assets	(5,595)	(6,715)
Elimination of statutory ceding commission amortization and capitalization	(8,373)	4,567
Net assets transferred in conjunction with an affiliate reinsurance transaction	-	12,612
Provision to return adjustment	(2,180)	516
Change in pension liability	-	(978)
Other	(3,096)	(247)
	$(58,832)	$(11,302)

Federal and foreign income taxes incurred	$(19,391)	$10,080
Change in net deferred income taxes	(39,441)	(21,382)
Total statutory income tax benefit	$(58,832)	$(11,302)

Federal income tax-operating	$(11,756)	$10,794
Federal income tax-capital gains (losses)	(7,635)	(714)
Federal income tax incurred	$(19,391)	$10,080

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2022	$-
2021	18,860
2020	3,828

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2022	2021
Beginning of the year balance	$-	$1,324
Additions based on tax positions related to prior years	-	-
Deduction for expiration of federal statute of limitations	-	(1,324)
End of the year balance	$-	$-

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2018. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

38

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

As of December 31, 2022, we had $108.8 million in net deferred tax assets (DTAs). These DTAs include $31.1 million related to net operating loss carryforwards originating in 2022 that can be used to offset taxable income in future periods and reduce our income taxes payable in those future periods. These losses have an indefinite life and will not expire.  At this time, we consider it more likely than not that we will have sufficient taxable income in the future that will allow us to realize these DTAs.

On August 16, 2022, the President signed into law the Inflation Reduction Act which implements a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning after December 31, 2022. The Company has determined the CAMT will not be applicable in 2023.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2022 and 2021, life reinsurance assumed was approximately 22 and 25 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 16 and 18 percent of gross life insurance premium income in 2022 and 2021, respectively. Premiums on accident and health reinsurance assumed were approximately 22 percent of gross accident and health premium income in both 2022 and 2021.

(1) Annuity Reinsurance Transaction

Effective January 1, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company (“the Reinsurer”) to cede a block of in-force individual annuities and group annuities and ceded certain new individual annuities with net statutory reserves of $2,449.1 million through 100% indemnity coinsurance. The closing date of the transaction and the transfer of assets occurred on March 8, 2022. As a result of the transaction, the net gain from operations before tax was reduced by $14.3 million.

The following summarizes other impacts of the transaction, subject to finalization of customary post-close adjustments:

Statutory reserves as of January 1, 2022	$2,449,051
Realized capital gains on invested assets transferred, net of tax	22,508
Existing interest maintenance reserve	15,816
Expenses and other adjustments	14,354
Interest through settlement on March 8, 2022	17,938
Accrued interest on invested assets transferred	(24,369)
Coinsurance settlement for policy activity from January 1 to March 8, 2022	(27,094)
Total net settlement amount	2,468,204

Invested assets transferred at fair value	2,440,989
Cash transferred	27,215
Total net settlement amount	2,468,204

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $2,441.0 million. In accordance with the agreement, the Company transferred the IMR net of tax created on the transaction of $22.5 million to the reinsurer.

39

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

(2)	Affiliate Reinsurance Transaction

Effective July 1, 2021, Pioneer Mutual Life Insurance Company (“Pioneer”) entered into an agreement with the Company to cede all of Pioneer’s outstanding policies (with net policyholder liabilities of approximately $410.8 million) through a 100% indemnity coinsurance agreement. As a result of the transaction, the net gain (loss) from operations before tax was improved by $20.1 million and included the following items:

1.	Pioneer paid a ceding commission to the Company of $31.4 million.

2.	Pioneer transferred its existing interest maintenance reserve (“IMR”) balance of $0.5 million ($0.7 million pre-tax).

3.	The Company recorded no transaction expenses and purchase price adjustments as a result of the transaction.

4.	The Company deferred $24.8 million of the gain on the reinsurance transaction to be recognized over time.

In addition, the following summarizes other impacts of the transaction.

1.	Pioneer transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $492.2 million. In accordance with the agreement, Pioneer transferred the realized capital gains created on the transaction of $60.1 million to the Company.

2.	The following summarizes the net settlement and the amounts transferred or accrued to the Company, subject to finalization of customary post-closing:

Statutory reserves as of July 1, 2021	$403,539
Realized capital gains on invested assets transferred	60,059
Existing interest maintenance reserve (pre-tax)	675
Ceding commission	31,427
Accrued interest on invested assets transferred	(3,234)
Total net settlement amount	492,466

Invested assets transferred at fair value	492,199
Cash transferred	267
Total net settlement amount	492,466

40

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2022	2021
Reinsurance ceded on ordinary life in force	$49,403,016	$53,997,540
Reinsurance ceded on group and credit life in force	3,376,508	4,026,879
Life reinsurance premiums ceded	149,148	158,643
Annuity reinsurance premiums ceded	108,832	8,741
Accident and health reinsurance premiums ceded	50,070	52,235
Reinsurance recoveries	293,509	312,561

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2022 and 2021 by $4,416.0 million and $2,070.0 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2022 and 2021 by $81.0 million and $95.6 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2022, ceded reserves for life and accident and health insurance.    Four of these reinsurers maintain A.M. Best ratings of A+, the remaining two reinsurers have an A. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2022, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2022 or 2021.

The Company did not commute any material ceded reinsurance in 2022 or 2021.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2022 and 2021 was $264.8 million and $225.6 million, respectively. MidAmerica does not have an exclusive contract with the Company.

41

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2022 and 2021, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. In July 2022, OneAmerica established a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2022 and in 2021. Total interest paid inception to date is $154.7 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2022 and 2021 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $118.9 million in 2023.

The Company paid dividends of $30.0 million and $6.0 million to OneAmerica in 2022 and 2021, respectively. The Company did not receive a capital contribution in 2022 or 2021.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2022 is as follows:

Nonadmitted asset values	$(244,985)
Asset valuation reserve	$(187,267)
Net unrealized gain (losses)	$41,448
Reinsurance recoverables from unauthorized companies	$52

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matured in March 2023. During March 2023, the line of credit was renewed for an additional year. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2022 or 2021.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2022 and 2021, the carrying value of the FHLBI Class B common stock was $75.6 million and $75.0 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,593.5 million and $1,351.5 million of December 31, 2022 and 2021, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,596.2 million and $1,352.3 million at December 31, 2022 and 2021, respectively. Interest paid was $29.6 million and $18.0 million in 2022 and 2021, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,410.3 million and $2,388.0 million at December 31, 2022 and 2021, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,727.2 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $22.5 million at December 31, 2022.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2022	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$22	$-	$78,023	$78,045
Bonds - Industrial & misc	-	-	1,950	1,950
Derivatives	-	1,312	-	1,312
Separate account assets *	16,992,189	-	-	16,992,189
Total Assets	$16,992,211	$1,312	$79,973	$17,073,496

Liabilities
Derivatives	$-	$953	$-	$953

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2021	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc Total common stocks	$24	$-	$76,346	$76,370
Derivatives	-	63,620	-	63,620
Separate account assets *	21,110,020	-	-	21,110,020
Total Assets	$21,110,044	$63,620	$76,346	$21,250,010

Liabilities
Derivatives	$-	$44,595	$-	$44,595

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

45

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds
	Industrial & misc	Industrial & misc	Total
Beginning Balance at December 31, 2020	$83,768	$-	$83,768
Transfer into level 3	-	-	-
Transfer out of level 3	-	-	-
Total gains (losses) included in net income	-	-	-
Total gains (losses) included in surplus	30	-	30
Purchases	-	-	-
Issuances	-	-	-
Sales	(7,452)	-	(7,452)
Settlements	-	-	-
Ending Balance at December 31, 2021	$76,346	$-	$76,346
Transfer into level 3	-	1,950	1,950
Transfer out of level 3	-	-	-
Total gains (losses) included in net income	-	-	-
Total gains (losses) included in surplus	704	-	704
Purchases	12,301	-	12,301
Issuances	-	-	-
Sales	(11,328)	-	(11,328)
Settlements	-	-	-
Ending Balance at December 31, 2022	$78,023	$1,950	$79,973

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

46

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2022					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$9,847,860	$11,064,505	$19,380	$8,988,870	$839,610	$-	$-
Preferred stocks	1,984	2,000	-	1,984	-	-	-
Common stocks	84,939	84,939	22	-	84,917	-	-
Mortgage loans	2,130,262	2,428,351	-	-	2,130,262	-	-
Cash & cash equivalents	(17,182)	(17,182)	(17,182)	-	-	-	-
Contract loans	-	539,734	-	-	-	539,734	-
Derivatives	10,188	5,709	-	10,188	-	-	-
Other invested assets	480,385	498,696	-	144,179	336,206	-	-
Securities lending reinvested collateral assets	386,656	386,547	84,099	302,557	-	-	-
Corporate owned life insurance	477,221	477,221	-	477,221	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	16,992,189	16,992,189	16,992,189	-	-	-	-
Liabilities
Derivatives	1,488	1,462	29	1,459	-	-	-
Payable for securities lending	386,656	386,547	84,099	302,557	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

	2021					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$13,712,472	$12,811,094	$58,810	$12,767,789	$885,873	$-	$-
Preferred stocks	2,130	2,000	-	2,130	-	-	-
Common stocks	79,467	79,443	24	-	79,443	-	-
Mortgage loans	2,466,406	2,479,820	-	-	2,466,406	-	-
Cash & cash equivalents	72,329	72,329	72,329	-	-	-	-
Contract loans	-	489,729	-	-	-	489,729	-
Derivatives	63,620	63,620	-	63,620	-	-	-
Other invested assets	370,888	370,888	-	87,003	283,885	-	-
Securities lending reinvested collateral assets	610,295	610,406	97,190	513,105	-	-	-
Corporate owned life insurance	496,481	496,481	-	496,481	-	-	-
Employee and agent trust	347	347	-	347	-	-	-
Separate account assets	21,110,020	21,110,020	21,110,020	-	-	-	-
Liabilities
Derivatives	45,266	47,217	-	45,266	-	-	-
Payable for securities lending	610,295	610,406	97,190	513,105	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

18.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through April 12, 2023, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

47

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2022

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$16,328
Other bonds (unaffiliated)	424,698
Preferred stocks (unaffiliated)	172
Common stocks (unaffiliated)	2,711
Common Stocks (affiliated)	-
Mortgage loans	104,450
Real estate	19,418
Premium notes, policy loans and liens	24,340
Cash and cash equivalents	753
Derivative Instruments	672
Other invested assets	24,185
Aggregate write-ins for investment income	1,598
Gross investment income	$619,325

Real estate owned—book value less encumbrances	$88,686

Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,428,351
Total mortgage loans	$2,428,351

Mortgage loans by standing—book value
Good standing	$2,428,351
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,428,351

Other long-term assets—statement value	$498,696

Common stock of parent, subsidiary, and affiliates—book value	$6,894

Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$420,564
Over 1 year through 5 years	2,215,526
Over 5 years through 10 years	2,393,989
Over 10 years through 20 years	2,767,289
Over 20 years	3,248,363
No maturity date	18,774
Total by maturity	$11,064,505

Bonds by class—statement value
Class 1	$6,405,804
Class 2	4,237,730
Class 3	345,160
Class 4	59,438
Class 5	13,197
Class 6	3,176
Total by class	$11,064,505

Total bonds publicly traded	$5,681,746
Total bonds privately placed	$5,382,759

This accompanying note is an integral part of these supplemental schedules

48

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$84,939
Short-term investments—book value	$-
Derivatives - statement value, net	$4,248
Cash (overdraft) on deposit	$(17,182)
Life insurance in force
Ordinary	$68,395,600
Credit life	$159
Group life	$58,109,973
Amount of accidental death insurance in force under ordinary policies	$14,937
Life insurance policies with disability provisions in force
Ordinary	$5,996,644
Group life	$45,876,736
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$26,011
Income payable	$337
Ordinary—involving life contingencies
Income payable	$187
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$31,689
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,203,554
Group
Amount of income payable	$208,295
Fully paid account balance	$747,802
Not fully paid account balance	$4,685,302
Accident and health insurance—premiums in force
Ordinary	$47,600
Group	$161,594
Credit	$-

This accompanying note is an integral part of these supplemental schedules

49

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$7,560
Dividend accumulations—account balance	$44,383
Claim payments (by accident year)
Group accident and health
2022	$40,094
2021	$27,459
2020	$11,322
2019	$4,991
2018	$2,623
Prior	$10,758
Other accident and health
2022	$-
2021	$-
2020	$-
2019	$-
2018	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2022	$-
2021	$-
2020	$-
2019	$-
2018	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2022

(In thousands)

The Company’s gross investment holdings as filed in the 2022 Annual Statement are $15,082.0 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$558,345	3.702%	$558,345	-	$558,345	3.702%
1.02 All Other Governments	113,415	0.752%	113,415	-	113,415	0.752%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	2,553	0.017%	2,553	-	2,553	0.017%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.000%	-	-	-	0.000%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	580,095	3.846%	580,095	-	580,095	3.846%
1.06 Industrial and Miscellaneous	9,739,713	64.57%	9,739,713	64,297	9,804,010	65.00%
1.07 Hybrid Securities	51,611	0.342%	51,611	-	51,611	0.342%
1.08 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
1.09 SVO Identified Funds	18,774	0.124%	18,774	-	18,774	0.124%
1.10 Bank Loans	-	0.000%	-	-	-	0.000%
1.11 Total Long-Term Bonds	11,064,506	73.356%	11,064,506	64,297	11,128,803	73.789%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.013%	2,000	-	2,000	0.013%
2.02 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
2.03 Total Preferred Stocks	2,000	0.013%	2,000	-	2,000	0.013%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	22	0.000%	22	-	22	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	78,023	0.517%	78,023	-	78,023	0.517%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	6,894	0.046%	6,894	-	6,894	0.046%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
3.05 Mutual Funds	-	0.000%	-	-	-	0.000%
3.06 Total Common Stocks	84,939	0.563%	84,939	-	84,939	0.563%
4. Mortgage Loans (Schedule B):				-
4.01 Farm Mortgages	-	0.000%	-	-	-	0.000%
4.02 Residential Mortgages	-	0.000%	-	-	-	0.000%
4.03 Commercial Mortgages	2,428,351	16.100%	2,428,351	-	2,428,351	16.101%
4.04 Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
4.05 Total Mortgage Loans	2,428,351	16.100%	2,428,351	-	2,428,351	16.101%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	74,537	0.494%	74,537	-	74,537	0.494%
5.02 Properties Held for Production of Income	14,149	0.094%	14,149	-	14,149	0.094%
5.03 Properties Held for Sale	-	0.000%	-	-	-	0.000%
5.04 Total Real Estate	88,686	0.588%	88,686	-	88,686	0.588%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	(17,182)	-0.114%	(17,182)	152,503	135,321	0.897%
6.02 Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	84,499	84,499	0.560%
6.03 Short-Term Investments (Schedule DA)	-	0.000%	-	85,248	85,248	0.565%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	(17,182)	-0.114%	(17,182)	322,250	305,068	2.023%
7. Contract Loans	539,734	3.578%	539,734	-	539,734	3.579%
8. Derivatives (Schedule DB)	5,709	0.038%	5,709	-	5,709	0.038%
9. Other Invested Assets (Schedule BA)	500,016	3.315%	498,696	-	498,696	3.307%
10. Receivables for Securities	-	0.000%	-	-	-	0.000%
11. Securities Lending (Schedule DL, Part 1)	386,547	2.563%	386,547	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.000%	-	-	-	0.000%
13. Total Invested Assets	$15,083,305	100.00%	$15,081,985	$386,547	$15,081,985	100.00%

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2022

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $15,988.3 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$75,578	0.5%
2.02	LOCKHEED MARTIN CORPORATION	63,901	0.4%
2.03	KONINKLIJKE PHILIPS NV	62,704	0.4%
2.04	STANLEY BLACK & DECKER INC	57,780	0.4%
2.05	AMERICAN WATER WORKS COMPANY INC	57,000	0.4%
2.06	NORTHROP GRUMMAN CORP	54,272	0.3%
2.07	RAYTHEON TECHNOLOGIES CORPORATION	52,445	0.3%
2.08	SOFTBANK VISION FUND 2	51,626	0.3%
2.09	EXXON MOBIL CORP	48,092	0.3%
2.10	CMS ENERGY CORP	46,427	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,405,804	40.1%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,237,730	26.5%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	345,160	2.2%	P/RP – 3	-	0.0%
3.04 NAIC – 4	59,438	0.4%	P/RP – 4	-	0.0%
3.05 NAIC – 5	13,197	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	3,176	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,021,047	12.6%
4.02	Foreign-currency-denominated investments	75,696	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,877,021	11.7%
5.02	Countries rated NAIC-2	109,084	0.7%
5.03	Countries rated NAIC-3 or below	34,942	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$755,296	4.7%
6.02	Country:	Australia	409,930	2.6%

	Countries rated NAIC-2
6.03	Country:	Mexico	$67,817	0.4%
6.04	Country:	Indonesia	12,107	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$22,000	0.1%
6.06	Country:	Columbia	4,587	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$62,704	0.4%
10.02	KEMBLE WATER HOLDINGS LTD	39,087	0.2%
10.03	INVESCO LTD	38,679	0.2%
10.04	ROYAL DUTCH SHELL PLC	31,351	0.2%
10.05	SIEMENS AG	29,234	0.2%
10.06	CSL LTD	28,459	0.2%
10.07	AMERICA MOVIL SAB DE CV	26,393	0.2%
10.08	DIAMETER CREDIT FUNDING DCF_21-4	25,000	0.2%
10.09	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.2%
10.10	PERNOD-RICARD SA	23,543	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$75,578	0.5%
13.03	HARBOURVEST	34,752	0.2%
13.04	PIMCO	23,618	0.1%
13.05	HGGC	22,832	0.1%
13.06	NEUBERGER BERMAN	18,579	0.1%
13.07	GOLUB	18,243	0.1%
13.08	BLACKROCK	17,619	0.1%
13.09	BARINGS	14,829	0.1%
13.10	SHENKMAN	14,519	0.1%
13.11	MONARCH CAPITAL PARTNERS	14,172	0.1%

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?
Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$413,862	2.6%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$75,578	0.5%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	19,992	0.1%
14.05	BLACKROCK SECONDARIES & LIQUIDITY SOLUTIONS	17,619	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	HARBOURVEST	$34,752	$34,752	$-
14.07	PIMCO	23,618	23,618	-
14.08	HGGC	22,832	22,832	-
14.09	ISHARES	18,774	18,774	-
14.10	NEUBERGER BERMAN	18,579	18,579	-
14.11	BLACKROCK	17,619	17,619	-
14.12	BARINGS	14,829	14,829	-
14.13	SHENKMAN	14,519	14,519	-
14.14	MONARCH CAPITAL PARTNERS	14,172	14,172	-
14.15	PACIFIC PRIVATE FUND ADVISORS	14,111	14,111	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets?
Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets
16.02	Commerical	$33,000	0.2%
16.03	Commerical	27,464	0.2%
16.04	Commerical	27,418	0.2%
16.05	Commerical	26,738	0.2%
16.06	Commerical	26,000	0.2%
16.07	Commerical	24,021	0.2%
16.08	Commerical	23,006	0.1%
16.09	Commerical	22,000	0.1%
16.10	Commerical	21,606	0.1%
16.11	Commerical	21,518	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	11,900	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,416,451	15.1%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,196,472	32.5%	$4,706,439	$4,813,836	$5,088,000
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2022

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ⌧

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ⌧

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ⌧

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ⌧

This accompanying note is an integral part of these supplemental schedules

58

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2022

(In thousands)

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.         Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.         Provisions that permit settlements to be made less frequently than quarterly;

c.         Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.         The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ⌧

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ⌧		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ⌧		Yes ☐ No ☐ N/A ⌧

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ⌧

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ⌧

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

59

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment

Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2022

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2022 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2022 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

60